UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-02145

LORD ABBETT BOND-DEBENTURE FUND, INC.

(Exact name of Registrant as specified in charter)

90 Hudson Street, Jersey City, NJ 07302

(Address of principal executive offices) (Zip code)

John T. Fitzgerald, Esq., Vice President & Assistant Secretary

90 Hudson Street, Jersey City, NJ 07302

(Name and address of agent for service)

Registrant’s telephone number, including area code: (888) 522-2388

Date of fiscal year end: 12/31

Date of reporting period: 6/30/2019

Item 1:	Report(s) to Shareholders.

LORD ABBETT
SEMIANNUAL REPORT

Lord Abbett
Bond Debenture Fund

For the six-month period ended June 30, 2019

Important Information on Paperless Delivery

Beginning in February 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of the Fund’s shareholder reports like this one will no longer be sent by mail, unless you specifically request paper copies of the reports from the Fund or from your financial intermediary, such as a broker-dealer, investment advisor or bank. Instead, the reports will be made available on Lord Abbett’s website and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. Shareholders who hold accounts directly with the Fund may elect to receive shareholder reports and other communications from the Fund electronically by signing into your Lord Abbett online account at lordabbett.com and selecting “Log In.” For further information, you may also contact the Fund at (800) 821-5129. Shareholders who hold accounts through a financial intermediary should contact them directly.

You may elect to receive all future reports in paper free of charge by contacting the Fund at (800) 821-5129. Your election to receive reports in paper will apply to all funds held with Lord Abbett. If your fund shares are held through a financial intermediary please contact them directly. Your election applies to all funds held with that intermediary.

Table of Contents

1	A Letter to Shareholders

2	Information About Your Fund’s Expenses and Holdings Presented by Sector

5	Schedule of Investments

42	Statement of Assets and Liabilities

44	Statement of Operations

45	Statements of Changes in Net Assets

46	Financial Highlights

50	Notes to Financial Statements

67	Supplemental Information to Shareholders

Lord Abbett Bond Debenture Fund
Semiannual Report

For the six-month period ended June 30, 2019

From left to right: James L.L. Tullis, Independent Chairman of the Lord Abbett Funds and Douglas B. Sieg, Director, President, and Chief Executive Officer of the Lord Abbett Funds.

Dear Shareholders: We are pleased to provide you with this semiannual report for Lord Abbett Bond Debenture Fund for the six-month period ended June 30, 2019. For additional information about the Fund, please visit our website at www.lordabbett.com, where you can access the quarterly commentaries by the Fund’s portfolio managers. General information about Lord Abbett mutual funds, as well as in-depth discussions of market trends and investment strategies, is also provided in Lord Abbett Insights, a quarterly newsletter available on our website.

Thank you for investing in Lord Abbett mutual funds. We value the trust that you place in us and look forward to serving your investment needs in the years to come.

Best regards,

Douglas B. Sieg
Director, President, and Chief Executive Officer

Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments (these charges vary among the share classes); and (2) ongoing costs, including management fees; distribution and service (12b-1) fees (these charges vary among the share classes); and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (January 1, 2019 through June 30, 2019).

Actual Expenses

For each class of the Fund, the first line of the table on the following page provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the first line under the heading titled “Expenses Paid During Period 1/1/19 – 6/30/19” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

For each class of the Fund, the second line of the table on the following page provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as sales charges (loads). Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period†
	1/1/19	6/30/19	1/1/19 - 6/30/19
Class A
Actual	$1,000.00	$1,106.60	$4.13
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.88	$3.96
Class C
Actual	$1,000.00	$1,103.00	$7.40
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,017.75	$7.10
Class F
Actual	$1,000.00	$1,107.40	$3.61
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.37	$3.46
Class F3
Actual	$1,000.00	$1,108.50	$2.72
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.27	$2.61
Class I
Actual	$1,000.00	$1,108.30	$3.08
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.87	$2.96
Class P
Actual	$1,000.00	$1,104.70	$5.43
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.64	$5.21
Class R2
Actual	$1,000.00	$1,104.50	$6.21
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,018.89	$5.96
Class R3
Actual	$1,000.00	$1,105.30	$5.69
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,019.39	$5.46
Class R4
Actual	$1,000.00	$1,106.40	$4.39
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,020.63	$4.21
Class R5
Actual	$1,000.00	$1,108.20	$3.08
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,021.87	$2.96
Class R6
Actual	$1,000.00	$1,108.60	$2.72
Hypothetical (5% Return Before Expenses)	$1,000.00	$1,022.22	$2.61

†	For each class of the Fund, net expenses are equal to the annualized expense ratio for such class (0.79% for Class A, 1.42% for Class C, 0.69% for Class F, 0.52% for Class F3, 0.59% for Class I, 1.04% for Class P, 1.19% for Class R2, 1.09% for Class R3, 0.84% for Class R4, 0.59% for Class R5 and 0.52% for Class R6) multiplied by the average account value over the period, multiplied by 181/365 (to reflect one-half year period).

Portfolio Holdings Presented by Sector

June 30, 2019

Sector*	% **
Asset Backed	0.84%
Automotive	0.84%
Banking	7.82%
Basic Industry	3.85%
Capital Goods	3.74%
Consumer Goods	3.32%
Energy	8.07%
Financial Services	3.07%
Foreign Government	5.99%
Health Care	7.76%
Information Technology	0.10%
Insurance	2.13%
Leisure	3.03%
Media	5.31%
Mortgage-Backed	0.37%
Municipal	3.61%
Real Estate	1.63%
Retail	5.47%
Services	2.96%
Technology & Electronics	6.82%
Telecommunications	3.60%
Transportation	2.57%
U.S Government	10.03%
Utilities	6.64%
Repurchase Agreement	0.43%
Total	100.00%

*	A sector may comprise several industries.
**	Represents percent of total investments.

Schedule of Investments (unaudited)

June 30, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
LONG-TERM INVESTMENTS 104.51%

ASSET-BACKED SECURITIES 2.36%

Automobiles 0.14%
ACC Trust 2018-1 B†	4.82%		5/20/2021	$6,637	$6,677,768
ACC Trust 2018-1 C†	6.81%		2/21/2023	5,140	5,220,449
TCF Auto Receivables Owner Trust 2016-1A B†	2.32%		6/15/2022	8,695	8,664,937
Total					20,563,154

Home Equity 0.12%
Towd Point Mortgage Trust 2019-HY2 A1†	3.404% (1 Mo. LIBOR + 1.00%	)#	5/25/2058	16,819	16,958,143

Other 2.10%
AMMC CLO 15 Ltd. 2014-15A DRR†	5.997% (3 Mo. LIBOR + 3.40%	)#	1/15/2032	2,514	2,499,549
AMMC CLO XII Ltd. 2013-12A DR†	5.245% (3 Mo. LIBOR + 2.70%	)#	11/10/2030	3,859	3,627,764
Anchorage Capital CLO 9 Ltd. 2016-9A D†	6.597% (3 Mo. LIBOR + 4.00%	)#	1/15/2029	9,600	9,604,407
Ascentium Equipment Receivables Trust 2016-2A B†	2.50%		9/12/2022	3,705	3,702,576
Atrium XV-15A D†	5.592% (3 Mo. LIBOR + 3.00%	)#	1/23/2031	7,286	7,167,951
Battalion CLO VII Ltd. 2014-7A CRR†	5.518% (3 Mo. LIBOR + 2.93%	)#	7/17/2028	1,831	1,797,628
BlueMountain CLO XXIII Ltd. 2018-23A D†	5.492% (3 Mo. LIBOR + 2.90%	)#	10/20/2031	4,348	4,217,560
Cedar Funding VI CLO Ltd. 2016-6A BR†	4.192% (3 Mo. LIBOR + 1.60%	)#	10/20/2028	2,600	2,584,944
Cedar Funding VI CLO Ltd. 2016-6A DR†	5.592% (3 Mo. LIBOR + 3.00%	)#	10/20/2028	7,699	7,674,341
Cent CLO Ltd. 2014-21A CR2†	5.782% (3 Mo. LIBOR + 3.20%	)#	7/27/2030	4,936	4,799,906
Conn’s Receivables Funding LLC 2017-B C†	5.95%		11/15/2022	23,832	24,165,998
Galaxy XXI CLO Ltd. 2015-21A AR†	3.612% (3 Mo. LIBOR + 1.02%	)#	4/20/2031	5,311	5,255,418
Halcyon Loan Advisors Funding Ltd. 2015-2A CR†	4.73% (3 Mo. LIBOR + 2.15%	)#	7/25/2027	5,476	5,459,572
Harbor Park CLO Ltd. 2018-1A D†	5.739% (3 Mo. LIBOR + 2.90%	)#	1/20/2031	4,560	4,437,071
Hardee’s Funding LLC 2018-1A A2II†	4.959%		6/20/2048	37,995	40,250,641
Jamestown CLO VII Ltd. 2015-7A BR†	4.23% (3 Mo. LIBOR + 1.65%	)#	7/25/2027	12,548	12,250,862
KKR CLO Ltd-15 DR†	5.751% (3 Mo. LIBOR + 3.15%	)#	1/18/2032	2,736	2,686,040

See Notes to Financial Statements.	5

Schedule of Investments (unaudited)(continued)

June 30, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Other (continued)
Madison Park Funding XIV Ltd. 2014-14A DRR†	5.542% (3 Mo. LIBOR + 2.95%	)#	10/22/2030	$3,923	$3,833,591
Mariner CLO LLC 2015-1A DR†	6.242% (3 Mo. LIBOR + 3.65%	)#	4/20/2029	2,277	2,278,724
Mariner CLO LLC 2017-4A D†	5.636% (3 Mo. LIBOR + 3.05%	)#	10/26/2029	6,254	6,131,950
Mountain View CLO X Ltd. 2015-10A BR†	3.947% (3 Mo. LIBOR + 1.35%	)#	10/13/2027	13,725	13,602,315
Octagon Investment Partners 39 Ltd. 2018-3A D†	5.542% (3 Mo. LIBOR + 2.95%	)#	10/20/2030	3,789	3,719,440
Palmer Square Loan Funding Ltd. 2018-1A A1†	3.197% (3 Mo. LIBOR + .60%	)#	4/15/2026	22,318	22,228,164
Palmer Square Loan Funding Ltd. 2018-1A A2†	3.647% (3 Mo. LIBOR + 1.05%	)#	4/15/2026	9,660	9,578,044
Palmer Square Loan Funding Ltd. 2018-1A B†	3.997% (3 Mo. LIBOR + 1.40%	)#	4/15/2026	5,069	4,944,329
Planet Fitness Master Issuer LLC 2018-1A A2I†	4.262%		9/5/2048	17,904	18,488,421
Planet Fitness Master Issuer LLC 2018-1A A2II†	4.666%		9/5/2048	22,380	23,525,408
Regatta VI Funding Ltd. 2016-1A DR†	5.292% (3 Mo. LIBOR + 2.70%	)#	7/20/2028	2,216	2,133,731
Sound Point CLO XI Ltd. 2016-1A DR†	5.542% (3 Mo. LIBOR + 2.95%	)#	7/20/2028	6,840	6,808,054
THL Credit Wind River CLO Ltd. 2018-3A D†	5.776% (3 Mo. LIBOR + 2.95%	)#	1/20/2031	7,164	6,955,963
Voya CLO Ltd. 2016-2A C†	6.842% (3 Mo. LIBOR + 4.25%	)#	7/19/2028	5,250	5,252,685
West CLO Ltd. 2014-2A BR†	4.351% (3 Mo. LIBOR + 1.75%	)#	1/16/2027	4,541	4,501,096
Wingstop Funding LLC 2018-1 A2†	4.97%		12/5/2048	19,698	20,726,440
Total					296,890,583
Total Asset-Backed Securities (cost $330,829,296)					334,411,880

				Shares (000)

COMMON STOCKS 8.81%

Aerospace/Defense 0.31%
HEICO Corp.				220	29,388,155
Teledyne Technologies, Inc.*				54	14,693,126
Total					44,081,281

Auto Parts & Equipment 0.10%
Chassix Holdings, Inc.				607	14,872,896	(a)

6	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2019

Investments	Shares (000)		Fair Value
Banking 0.35%
American Express Co.		171	$21,114,535
First Republic Bank		144	14,085,134
SVB Financial Group*		66	14,837,763
Total			50,037,432

Beverages 0.25%
Brown-Forman Corp. Class B		380	21,063,067
Davide Campari-Milano SpA(b)	EUR	1,530	14,984,877
Total			36,047,944

Building Materials 0.10%
Vulcan Materials Co.		105	14,412,332

Chemicals 0.20%
Ecolab, Inc.		74	14,691,116
Scotts Miracle-Gro Co. (The)		144	14,144,600
Total			28,835,716

Diversified Capital Goods 0.21%
Dover Corp.		291	29,119,423

Electric: Generation 0.10%
First Solar, Inc.*		225	14,756,917

Electric: Integrated 0.25%
Eneva SA*(b)	BRL	33	178,327
PG&E Corp.*		899	20,595,431
Portland General Electric Co.		258	13,983,281
Total			34,757,039

Electronics 0.12%
Zebra Technologies Corp. Class A*		81	17,036,355

Energy: Exploration & Production 0.02%
Chaparral Energy, Inc. Class A*		541	2,548,713
Templar Energy LLC Class A Units		417	416,822	(a)
Total			2,965,535

Environmental 0.03%
Tetra Tech, Inc.		47	3,689,493

Food: Wholesale 0.16%
Sanderson Farms, Inc.		162	22,062,907

See Notes to Financial Statements.	7

Schedule of Investments (unaudited)(continued)

June 30, 2019

Investments	Shares (000)		Fair Value
Gas Distribution 0.00%
Dommo Energia SA(b)	BRL	353	$274,762

Health Services 0.22%
Guardant Health, Inc.*		354	30,552,878

Insurance Brokerage 0.15%
Aon plc (United Kingdom)(c)		110	21,150,608

Investments & Miscellaneous Financial Services 0.45%
BlackRock, Inc.		31	14,770,748
FactSet Research Systems, Inc.		47	13,343,667
Invesco Ltd.		681	13,932,053
MarketAxess Holdings, Inc.		64	20,551,273
Thomson Reuters Corp. (Canada)(c)		21	1,356,432
Total			63,954,173

Machinery 0.21%
Roper Technologies, Inc.		58	21,216,709
Toro Co. (The)		118	7,905,105
Total			29,121,814

Media: Content 0.02%
ION Media Networks, Inc.		4	2,710,212	(d)

Medical Products 0.71%
Argenx SE ADR*		157	22,179,215
Cooper Cos., Inc. (The)		65	21,779,938
DENTSPLY SIRONA, Inc.		372	21,733,031
IDEXX Laboratories, Inc.*		55	15,248,601
Penumbra, Inc.*		125	20,033,600
Total			100,974,385

Personal & Household Products 0.35%
Estee Lauder Cos., Inc. (The) Class A		83	15,210,215
Gibson Brands, Inc.		107	12,560,985	(a)
Remington Outdoor Co., Inc.*		164	235,388
Shiseido Co., Ltd.(b)	JPY	284	21,461,450
Total			49,468,038

Pharmaceuticals 0.47%
Elanco Animal Health, Inc.*		416	14,047,280
Sage Therapeutics, Inc.*		123	22,569,138
Zoetis, Inc.		262	29,777,279
Total			66,393,697

8	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2019

Investments	Shares (000)		Fair Value
Real Estate Development & Management 0.15%
CoStar Group, Inc.*		39	$21,783,423

Real Estate Investment Trusts 0.10%
Americold Realty Trust		426	13,819,738

Restaurants 0.47%
Dunkin’ Brands Group, Inc.		178	14,193,182
Shake Shack, Inc. Class A*		733	52,911,481
Total			67,104,663

Software/Services 1.78%
Adyen NV†*(b)	EUR	30	22,927,888
Aspen Technology, Inc.*		176	21,886,205
FleetCor Technologies, Inc.*		78	21,890,573
Genpact Ltd.		569	21,688,179
MSCI, Inc.		89	21,237,028
PayPal Holdings, Inc.*		123	14,124,364
Shopify, Inc. Class A (Canada)*(c)		74	22,327,258
Spotify Technology SA (Sweden)*(c)		196	28,704,156
Trade Desk, Inc. (The) Class A*		121	27,572,769
Veeva Systems, Inc. Class A*		134	21,752,730
Zscaler, Inc.*		360	27,566,335
Total			251,677,485

Specialty Retail 0.81%
Claires Holdings LLC		15	10,046,397
Columbia Sportswear Co.		347	34,743,801
Deckers Outdoor Corp.*		186	32,743,266
Lululemon Athletica, Inc. (Canada)*(c)		204	36,722,473
Total			114,255,937

Support: Services 0.26%
Bright Horizons Family Solutions, Inc.*		149	22,510,709
IHS Markit Ltd. (United Kingdom)*(c)		230	14,681,088
Total			37,191,797

Technology Hardware & Equipment 0.26%
Motorola Solutions, Inc.		87	14,529,352
Xilinx, Inc.		192	22,629,084
Total			37,158,436

See Notes to Financial Statements.	9

Schedule of Investments (unaudited)(continued)

June 30, 2019

Investments				Shares (000)	Fair Value
Telecommunications: Wireless 0.10%
American Tower Corp.				70	$14,347,892
Theaters & Entertainment 0.10%
Live Nation Entertainment, Inc.*				211	13,964,970
Total Common Stocks (cost $1,133,096,363)					1,248,580,178

	Interest Rate		Maturity Date	Principal Amount (000)
FLOATING RATE LOANS(e) 5.32%

Air Transportation 0.14%
American Airlines, Inc. 2018 Replacement Term Loan	4.061% (3 Mo. LIBOR + 1.75%	)	6/27/2025	$21,056	20,507,319

Electric: Generation 0.56%
Astoria Energy LLC Advance Term Loan B	6.41% (1 Mo. LIBOR + 4.00%	)	12/24/2021	18,046	18,062,241
Edgewater Generation, LLC Term Loan	6.152% (1. Mo. LIBOR + 3.75%	)	12/13/2025	18,562	18,554,052
Frontera Generation Holdings LLC Initial Term Loan	6.662% (1 Mo. LIBOR + 4.25%	)	5/2/2025	13,214	12,927,828
Lightstone Holdco LLC Refinancing Term Loan B	6.152% (1 Mo. LIBOR + 3.75%	)	1/30/2024	13,914	13,758,612
Moxie Patriot LLC Construction Advances Term Loan B1	8.08% (3 Mo. LIBOR + 5.75%	)	12/19/2020	5,065	4,868,960
Moxie Patriot LLC Construction Advances Term Loan B2	8.08% (3 Mo. LIBOR + 5.75%	)	12/19/2020	11,632	11,181,329
Total					79,353,022

Electric: Integrated 0.74%
Pacific Gas & Electric Company Sold Out Revolving Term Loan	2.25%		12/31/2022	90,109	88,166,250
Pacific Gas and Electric Company DIP Delayed Draw Term Loan	1.125%		12/31/2020	4,102	4,127,638	(f)
Pacific Gas and Electric Company DIP Initial Term Loan	4.69% (1 Mo. LIBOR + 2.25%	)	12/31/2020	12,305	12,381,906	(f)
Total					104,675,794

Electronics 0.30%
Excelitas Technologies Corp. 1st Lien Initial Dollar Term Loan	5.83% (3 Mo. LIBOR + 3.50%	)	12/2/2024	15,761	15,741,493
GlobalFoundries, Inc. Initial Dollar Term Loan (Singapore)(c)	6.438% (3 Mo. LIBOR + 4.00%	)	5/24/2026	27,028	26,690,150	(f)
Total					42,431,643

10	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Food & Drug Retailers 0.07%
GOBP Holdings, Inc. 1st Lien Initial Term Loan	6.08% (3 Mo. LIBOR + 3.75%)		10/18/2025	$10,363	$10,373,109

Gaming 0.47%
MGM Growth Properties Operating Partnership LP Term Loan B	4.402% (1 Mo. LIBOR + 2.00%	)	3/21/2025	26,836	26,703,936
PCI Gaming Authority Facility B Term Loan	5.402% (1 Mo. LIBOR + 3.00%	)	5/29/2026	13,519	13,556,989
VICI Properties 1 LLC Term Loan B	4.404% (1 Mo. LIBOR + 2.00%	)	12/20/2024	27,044	26,773,560
Total					67,034,485

Gas Distribution 0.09%
Lower Cadence Holdings LLC Initial Term Loan	6.404% (1 Mo. LIBOR + 4.00%	)	5/22/2026	13,151	13,104,445

Health Services 0.37%
RegionalCare Hospital Partners Holdings, Inc. 1st Lien Term Loan B	6.90% (1 Mo. LIBOR + 4.50%	)	11/17/2025	26,951	26,837,377
U.S. Renal Care, Inc. Initial Term Loan	–	(g)	6/13/2026	25,334	24,916,496
Total					51,753,873

Insurance Brokerage 0.19%
Hub International Limited Initial Term Loan	5.586% (3 Mo. LIBOR + 3.00%	)	4/25/2025	27,084	26,454,269

Investments & Miscellaneous Financial Services 0.15%
Vertafore, Inc. 1st Lien Initial Term Loan	5.652% (1 Mo. LIBOR + 3.25%	)	7/2/2025	21,393	20,621,792

Media 0.22%
Nexstar Media Group, Inc. Bridge Term Loan	–	(g)	11/30/2019	31,335	31,335,000

Media: Content 0.09%
Univision Communications, Inc. 2017 1st Lien Replacement Repriced Term Loan	5.152% (1 Mo. LIBOR + 2.75%	)	3/15/2024	14,121	13,469,194

Personal & Household Products 0.32%
Anastasia Parent, LLC Closing Date Term Loan	6.152% (1 Mo. LIBOR + 3.75%	)	8/11/2025	11,454	9,839,014
FGI Operating Company, LLC Exit Term Loan	12.518% (3 Mo. LIBOR + 10.00%	)	5/15/2022	1,013	1,012,945	(f)

See Notes to Financial Statements.	11

Schedule of Investments (unaudited)(continued)

June 30, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Personal & Household Products (continued)
Revlon Consumer Products Corp. Initial Term Loan B	6.022% (3 Mo. LIBOR + 3.50%	)	9/7/2023	$25,310	$21,212,839
TGP Holdings III LLC 1st Lien 2018 Refinancing Term Loan	6.58% (3 Mo. LIBOR + 4.25%	)	9/25/2024	14,287	13,161,827
Total					45,226,625

Recreation & Travel 0.18%
Alterra Mountain Co. Initial Bluebird Term Loan	5.402% (1 Mo. LIBOR + 3.00%	)	7/31/2024	12,806	12,779,772
Kingpin Intermediate Holdings LLC 1st Lien 2018 Refinancing Term Loan	5.90% (1 Mo. LIBOR + 3.50%	)	7/3/2024	12,682	12,697,695
Total					25,477,467

Restaurants 0.25%
IRB Holding Corp. Term Loan B	5.644% (1 Mo. LIBOR + 3.25%	)	2/5/2025	19,403	19,189,357
Panera Bread Co. Term Loan	4.188% (1 Mo. LIBOR + 1.75%	)	7/18/2022	16,879	16,604,280
Total					35,793,637

Software/Services 0.29%
Ellie Mae, Inc. 1st Lien Term Loan	6.525% (3 Mo. LIBOR + 4.00%	)	4/2/2026	13,509	13,486,440
Tibco Software, Inc. Term Loan B2	–	(g)	6/11/2026	13,871	13,914,347	(f)
Ultimate Software Group, Inc. (The) 1st Lien Initial Term Loan	6.08% (3 Mo. LIBOR + 3.75%	)	5/4/2026	14,262	14,308,066
Total					41,708,853

Specialty Retail 0.33%
BJ’s Wholesale Club, Inc. 1st Lien Tranche B Term Loan	5.161% (1 Mo. LIBOR + 2.75%	)	2/3/2024	25,237	25,291,813
Claire’s Stores, Inc. Initial Term Loan	9.938% (6 Mo. LIBOR + 7.25%	)	10/12/2038	2,399	4,197,679	(f)
Mavis Tire Express Services Corp. 1st Lien Closing Date Term Loan	5.654% (1 Mo. LIBOR + 3.25%	)	3/20/2025	15,361	15,105,201
Mavis Tire Express Services Corp. 1st Lien Delayed Draw Term Loan	2.00% (1 Mo. LIBOR + 3.25%	)	3/20/2025	1,950	1,917,166
Total					46,511,859

Support: Services 0.47%
Pike Corp. 2018 Initial Term Loan	5.91% (1 Mo. LIBOR + 3.50%	)	3/23/2025	18,141	18,188,266

12	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Support: Services (continued)
Southern Graphics, Inc. 1st Lien Refinancing Term Loan	5.652% (1 Mo. LIBOR + 3.25%	)	12/31/2022		$18,095	$15,188,726
Trans Union LLC 2018 Incremental Term Loan B4	4.402% (1 Mo. LIBOR +2.00%	)	6/19/2025		19,649	19,622,321
York Risk Services Holding Corp. Term Loan	6.152% (1 Mo. LIBOR + 3.75%	)	10/1/2021		14,375	13,629,553
Total						66,628,866

Transportation: Infrastructure/Services 0.09%
Commercial Barge Line Co. Initial Term Loan	11.152%		11/12/2020		17,724	12,052,251
Total Floating Rate Loans (cost $757,116,753)						754,513,503

FOREIGN GOVERNMENT OBLIGATIONS 6.98%

Angola 0.25%
Angolan Government International Bond†(c)	9.375%		5/8/2048		19,235	21,255,156
Republic of Angola†(c)	8.25%		5/9/2028		12,699	13,627,906
Total						34,883,062

Argentina 1.42%
City of Buenos Aires†(c)	7.50%		6/1/2027		30,734	28,967,102
Province of Santa Fe†(c)	6.90%		11/1/2027		17,773	14,218,578
Provincia de Cordoba†(c)	7.125%		6/10/2021		16,868	14,759,500
Provincia de Cordoba†(c)	7.45%		9/1/2024		24,938	19,701,269
Provincia de Mendoza†(c)	8.375%		5/19/2024		27,674	23,799,917
Republic of Argentina(c)	5.875%		1/11/2028		76,764	58,580,528
Republic of Argentina(c)	6.875%		4/22/2021		46,916	41,309,538
Total						201,336,432

Australia 0.16%
Australian Government(b)	4.25%		4/21/2026	AUD	26,802	22,615,047

Bahrain 0.16%
Bahrain Government International Bond†(c)	6.75%		9/20/2029		$21,000	22,256,829

Bermuda 0.21%
Government of Bermuda†	4.138%		1/3/2023		14,720	15,364,147
Government of Bermuda†	4.75%		2/15/2029		12,997	14,377,931
Total						29,742,078

Canada 0.70%
Province of British Columbia Canada(b)	2.85%		6/18/2025	CAD	44,800	36,155,418
Province of Ontario Canada(c)	2.55%		2/12/2021		$63,053	63,603,635
Total						99,759,053

See Notes to Financial Statements.	13

Schedule of Investments (unaudited)(continued)

June 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Chile 0.07%
Government of Chile(c)	3.50%	1/25/2050		$9,590	$9,791,390

Ecuador 0.36%
Republic of Ecuador†(c)	8.875%	10/23/2027		49,199	51,351,948

Egypt 0.29%
Arab Republic of Egypt†(c)	5.577%	2/21/2023		39,734	40,460,814

Greece 0.13%
Hellenic Republic†(b)	4.375%	8/1/2022	EUR	14,317	17,985,903

Honduras 0.15%
Honduras Government†(c)	6.25%	1/19/2027		$19,384	20,910,684

Ivory Coast 0.10%
Ivory Coast Bond†(c)	5.375%	7/23/2024		13,537	13,691,390

Jamaica 0.38%
Government of Jamaica(c)	6.75%	4/28/2028		22,327	25,425,095
Government of Jamaica(c)	8.00%	3/15/2039		23,326	28,924,473
Total					54,349,568

Japan 0.40%
Japan Bank for International Cooperation(c)	3.125%	7/20/2021		55,954	57,260,305

Kenya 0.27%
Republic of Kenya†(c)	7.25%	2/28/2028		22,576	23,456,057
Republic of Kenya†(c)	8.25%	2/28/2048		14,447	15,077,034
Total					38,533,091

Mongolia 0.20%
Development Bank of Mongolia LLC†(c)	7.25%	10/23/2023		26,519	27,684,818

Paraguay 0.22%
Republic of Paraguay†(c)	5.60%	3/13/2048		27,485	31,127,037

Qatar 0.20%
State of Qatar†(c)	3.25%	6/2/2026		27,091	27,913,320

Senegal 0.19%
Republic of Senegal†(c)	6.25%	7/30/2024		25,031	26,886,098

South Africa 0.31%
Republic of South Africa(c)	4.30%	10/12/2028		44,208	43,510,619

14	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Sri Lanka 0.17%
Republic of Sri Lanka(c)	6.825%	7/18/2026	$24,464	$24,439,047

Suriname 0.09%
Republic of Suriname†(c)	9.25%	10/26/2026	14,321	13,390,135

United Arab Emirates 0.35%
Abu Dhabi Government International†(c)	3.125%	5/3/2026	47,836	49,784,791

Vietnam 0.20%
Socialist Republic of Vietnam†(c)	4.80%	11/19/2024	27,091	28,878,105
Total Foreign Government Obligations (cost $949,669,628)				988,541,564

GOVERNMENT SPONSORED ENTERPRISES PASS-THROUGH 6.71%
Federal National Mortgage Assoc.(h) (cost $950,447,227)	4.50%	TBA	909,400	950,340,761

HIGH YIELD CORPORATE BONDS 65.76%

Advertising 0.12%
Clear Channel Worldwide Holdings, Inc.†	9.25%	2/15/2024	16,150	17,563,125

Aerospace/Defense 1.13%
BBA US Holdings, Inc.†	5.375%	5/1/2026	12,746	13,351,435
Bombardier, Inc. (Canada)†(c)	7.50%	12/1/2024	23,093	23,612,593
Bombardier, Inc. (Canada)†(c)	7.50%	3/15/2025	34,039	34,261,955
TransDigm, Inc.†	6.25%	3/15/2026	33,624	35,263,170
TransDigm, Inc.	6.375%	6/15/2026	19,086	19,396,148
United Technologies Corp.	4.125%	11/16/2028	31,099	34,177,320
Total				160,062,621

Air Transportation 0.61%
Air Canada 2013-1 Class A Pass Through Trust (Canada)†(c)	4.125%	5/15/2025	8,615	9,075,954
Azul Investments LLP†	5.875%	10/26/2024	35,600	35,199,500
British Airways 2018-1 Class A Pass Through Trust (United Kingdom)†(c)	4.125%	9/20/2031	8,732	9,132,040
British Airways 2018-1 Class AA Pass Through Trust (United Kingdom)†(c)	3.80%	9/20/2031	8,707	9,155,033
Delta Air Lines 2019-1 Class AA Pass Through Trust	3.204%	4/25/2024	22,520	23,337,386
Total				85,899,913

Auto Loans 0.16%
PACCAR Financial Corp.	2.85%	3/1/2022	22,446	22,864,578

See Notes to Financial Statements.	15

Schedule of Investments (unaudited)(continued)

June 30, 2019

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Auto Parts & Equipment 0.07%
Adient US LLC†	7.00%		5/15/2026		$8,985	$9,254,550

Automakers 0.61%
BMW US Capital LLC†	3.10%		4/12/2021		14,012	14,177,080
General Motors Co.	8.375%		7/15/2033		15,000	1,500	(d)
Navistar International Corp.†	6.625%		11/1/2025		12,846	13,520,415
Tesla, Inc.†	5.30%		8/15/2025		66,120	58,268,250
Total						85,967,245

Banking 7.30%
ABN AMRO Bank NV (Netherlands)†(c)	4.75%		7/28/2025		31,461	33,790,435
AIB Group plc (Ireland)†(c)	4.263%	#(i)	4/10/2025		26,837	27,637,531
AIB Group plc (Ireland)†(c)	4.75%		10/12/2023		31,394	33,012,548
Ally Financial, Inc.	4.625%		3/30/2025		22,002	23,294,617
Ally Financial, Inc.	8.00%		11/1/2031		35,632	47,273,331
American Express Co.	3.40%		2/27/2023		17,804	18,436,844
ANZ New Zealand Int’l Ltd. (United Kingdom)†(c)	2.125%		7/28/2021		14,890	14,790,446
Associated Banc-Corp.	4.25%		1/15/2025		7,996	8,375,702
Australia & New Zealand Banking Group Ltd. (United Kingdom)†(c)	6.75% (USD Swap + 5.17%	)#	–	(j)	19,074	21,069,236
Banco Mercantil del Norte SA†	7.625% (10 Yr Treasury CMT + 5.35%	)#	–	(j)	19,826	20,371,215
Banco Safra SA†	4.125%		2/8/2023		19,821	20,266,972
Bank of America Corp.	2.369% (3 Mo. LIBOR + .66%	)#	7/21/2021		62,846	62,779,108
Bank of America Corp.	4.45%		3/3/2026		19,634	21,187,336
Bank of Ireland Group plc (Ireland)†(c)	4.50%		11/25/2023		31,384	32,767,947
BankUnited, Inc.	4.875%		11/17/2025		24,313	26,363,324
BBVA Bancomer SA†	5.125%	#(i)	1/18/2033		28,167	27,209,322
CIT Group, Inc.	5.25%		3/7/2025		6,722	7,385,798
CIT Group, Inc.	6.125%		3/9/2028		30,882	35,205,480
Citigroup, Inc.	2.35%		8/2/2021		22,556	22,542,404
Citigroup, Inc.	4.45%		9/29/2027		13,296	14,340,379
Compass Bank	3.875%		4/10/2025		26,897	27,869,280
Fifth Third Bancorp	8.25%		3/1/2038		8,042	11,897,540
Global Bank Corp. (Panama)†(c)	5.25%	#(i)	4/16/2029		45,034	47,060,530
Goldman Sachs Group, Inc. (The)	3.50%		11/16/2026		13,667	14,013,068
Goldman Sachs Group, Inc. (The)	3.696% (3 Mo. LIBOR + 1.11%	)#	4/26/2022		45,040	45,434,861
Goldman Sachs Group, Inc. (The)	4.25%		10/21/2025		18,995	20,159,377
Home BancShares, Inc.	5.625% (3 Mo. LIBOR + 3.58%	)#	4/15/2027		19,481	20,056,213

16	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2019

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Banking (continued)
Huntington Bancshares, Inc.	5.70%	#(i)	–	(j)	$13,740	$13,818,524
Huntington National Bank (The)	3.125%		4/1/2022		26,801	27,327,130
Intesa Sanpaolo SpA (Italy)†(c)	5.71%		1/15/2026		47,976	48,580,092
JPMorgan Chase & Co.	3.54% (3 Mo. LIBOR + 1.38%	)#	5/1/2028		11,994	12,489,280
JPMorgan Chase & Co.	3.90%		7/15/2025		17,386	18,569,930
JPMorgan Chase & Co.	6.10% (3 Mo. LIBOR + 3.33%	)#	–	(j)	12,752	13,747,102
Leggett & Platt, Inc.	4.40%		3/15/2029		31,431	32,957,992
Macquarie Bank Ltd. (United Kingdom)†	6.125% (5 Yr Swap rate + 3.70%	)#	–	(j)	34,980	34,595,920
Morgan Stanley	3.125%		7/27/2026		18,976	19,345,441
Morgan Stanley	3.625%		1/20/2027		24,804	26,076,139
Popular, Inc.	6.125%		9/14/2023		15,922	16,937,027
Santander UK Group Holdings plc (United Kingdom)†(c)	4.75%		9/15/2025		36,032	37,465,115
Washington Mutual Bank(k)	6.875%		6/15/2011		22,500	2,250	(d)
Webster Financial Corp.	4.10%		3/25/2029		26,934	28,345,362
Total						1,034,848,148

Beverages 0.81%
Bacardi Ltd.†	2.75%		7/15/2026		20,151	19,079,660
Bacardi Ltd.†	4.70%		5/15/2028		32,381	34,655,971
Becle SAB de CV (Mexico)†(c)	3.75%		5/13/2025		15,764	15,827,874
Brown-Forman Corp.	3.50%		4/15/2025		8,956	9,423,344
Brown-Forman Corp.	4.50%		7/15/2045		18,174	20,642,996
PepsiCo, Inc.	3.60%		3/1/2024		14,292	15,175,131
Total						114,804,976

Building & Construction 0.94%
ITR Concession Co. LLC†	5.183%		7/15/2035		7,658	7,605,497
Lennar Corp.	4.75%		5/30/2025		4,408	4,689,010
Lennar Corp.	4.75%		11/29/2027		7,613	8,050,747
Lennar Corp.	4.75%		11/15/2022		15,303	16,068,150
PulteGroup, Inc.	6.375%		5/15/2033		25,646	27,473,277
Shea Homes LP/Shea Homes Funding Corp.†	6.125%		4/1/2025		14,448	14,657,352
Toll Brothers Finance Corp.	4.875%		3/15/2027		12,916	13,614,110
Toll Brothers Finance Corp.	5.625%		1/15/2024		14,213	15,332,274
William Lyon Homes, Inc.	5.875%		1/31/2025		25,933	25,738,502
Total						133,228,919

See Notes to Financial Statements.	17

Schedule of Investments (unaudited)(continued)

June 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Building Materials 0.26%
Hillman Group, Inc. (The)†	6.375%	7/15/2022	$14,608	$13,001,120
Owens Corning	4.30%	7/15/2047	13,221	11,203,479
Owens Corning	4.40%	1/30/2048	12,649	10,738,437
Vulcan Materials Co.	4.50%	6/15/2047	2,534	2,442,717
Total				37,385,753

Cable & Satellite Television 3.38%
Altice Financing SA (Luxembourg)†(c)	7.50%	5/15/2026	27,191	27,397,652
Altice France SA (France)†(c)	7.375%	5/1/2026	46,103	47,370,832
Altice France SA (France)†(c)	8.125%	2/1/2027	25,761	27,113,453
Altice Luxembourg SA (Luxembourg)†(c)	7.625%	2/15/2025	14,790	13,967,306
Altice Luxembourg SA (Luxembourg)†(c)	10.50%	5/15/2027	17,837	18,372,110
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.125%	5/1/2027	83,655	86,822,178
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.75%	2/15/2026	61,221	64,358,576
CCO Holdings LLC/CCO Holdings Capital Corp.†	5.875%	4/1/2024	15,739	16,486,603
CSC Holdings LLC†	5.50%	4/15/2027	27,834	29,295,285
CSC Holdings LLC†	6.50%	2/1/2029	24,183	26,435,042
CSC Holdings LLC†	10.875%	10/15/2025	16,727	19,215,225
DISH DBS Corp.	7.75%	7/1/2026	74,796	73,487,070
Ziggo BV (Netherlands)†(c)	5.50%	1/15/2027	27,526	28,137,352
Total				478,458,684

Chemicals 0.78%
CF Industries, Inc.†	4.50%	12/1/2026	23,920	24,900,245
CF Industries, Inc.	4.95%	6/1/2043	3,074	2,762,757
CF Industries, Inc.	5.15%	3/15/2034	5,096	4,994,080
CNAC HK Finbridge Co. Ltd. (Hong Kong)(c)	4.125%	7/19/2027	31,514	32,436,582
CVR Partners LP/CVR Nitrogen Finance Corp.†	9.25%	6/15/2023	5,768	6,053,228
OCI NV (Netherlands)†(c)	6.625%	4/15/2023	13,200	13,794,000
Yingde Gases Investment Ltd. (Hong Kong)†(c)	6.25%	1/19/2023	25,096	25,540,477
Total				110,481,369

Consumer/Commercial/Lease Financing 0.81%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(c)	3.65%	7/21/2027	8,842	8,799,476
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)(c)	4.45%	4/3/2026	5,442	5,744,562
American Tower Corp.	2.95%	1/15/2025	44,909	45,294,380
Freedom Mortgage Corp.†	8.25%	4/15/2025	11,749	10,162,885
Navient Corp.	6.125%	3/25/2024	22,447	23,120,410

18	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Consumer/Commercial/Lease Financing (continued)
Navient Corp.	6.75%	6/25/2025	$21,000	$21,787,500
Total				114,909,213

Department Stores 0.34%
Kohl’s Corp.	5.55%	7/17/2045	15,291	15,326,993
Seven & i Holdings Co. Ltd. (Japan)†(c)	3.35%	9/17/2021	31,997	32,693,950
Total				48,020,943

Discount Stores 1.08%
Amazon.com, Inc.	3.15%	8/22/2027	28,837	30,325,327
Amazon.com, Inc.	4.25%	8/22/2057	20,632	23,788,144
Amazon.com, Inc.	4.80%	12/5/2034	28,691	35,233,370
Amazon.com, Inc.	5.20%	12/3/2025	53,869	62,932,653
Total				152,279,494

Diversified Capital Goods 1.43%
BCD Acquisition, Inc.†	9.625%	9/15/2023	12,382	13,047,533
DPL, Inc.†	4.35%	4/15/2029	17,956	18,207,356
General Electric Co.	2.70%	10/9/2022	39,891	39,846,920
General Electric Co.	3.10%	1/9/2023	25,636	25,871,465
Griffon Corp.	5.25%	3/1/2022	13,778	13,786,542
Nvent Finance Sarl (Luxembourg)(c)	4.55%	4/15/2028	25,984	26,411,424
Siemens Financieringsmaatschappij NV (Netherlands)†(c)	3.25%	5/27/2025	13,036	13,494,992
SPX FLOW, Inc.†	5.625%	8/15/2024	8,609	9,017,928
SPX FLOW, Inc.†	5.875%	8/15/2026	14,947	15,769,085
Wabtec Corp.	3.45%	11/15/2026	17,989	17,587,324
Wabtec Corp.	4.95%	9/15/2028	8,995	9,648,149
Total				202,688,718

Electric: Distribution/Transportation 0.63%
Atlantic City Electric Co.	4.00%	10/15/2028	13,493	14,827,560
Cemig Geracao e Transmissao SA (Brazil)†(c)	9.25%	12/5/2024	13,163	15,137,450
Oklahoma Gas & Electric Co.	4.15%	4/1/2047	11,379	12,020,474
State Grid Overseas Investment 2016 Ltd.†	3.50%	5/4/2027	45,150	46,779,032
Total				88,764,516

Electric: Generation 1.28%
Acwa Power Management & Investments One Ltd. (Saudi Arabia)†(c)	5.95%	12/15/2039	14,814	15,407,300
Calpine Corp.	5.75%	1/15/2025	41,895	41,737,894

See Notes to Financial Statements.	19

Schedule of Investments (unaudited)(continued)

June 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Generation (continued)
Clearway Energy Operating LLC†	5.75%	10/15/2025	$15,737	$16,032,069
NextEra Energy Operating Partners LP†	4.50%	9/15/2027	19,300	19,131,125
NRG Energy, Inc.	5.75%	1/15/2028	45,435	48,899,419
NSG Holdings LLC/NSG Holdings, Inc.†	7.75%	12/15/2025	14,188	15,287,827
Power Finance Corp. Ltd. (India)(c)	3.75%	12/6/2027	11,285	11,048,136
Vistra Operations Co. LLC†	4.30%	7/15/2029	13,480	13,690,748
Total				181,234,518

Electric: Integrated 3.10%
Aegea Finance Sarl (Brazil)†(c)	5.75%	10/10/2024	13,749	14,250,976
AES Corp. (The)	4.50%	3/15/2023	11,417	11,759,510
AES Corp. (The)	5.125%	9/1/2027	12,496	13,214,520
Arizona Public Service Co.	2.95%	9/15/2027	13,385	13,532,609
Ausgrid Finance Pty Ltd. (Australia)†(c)	4.35%	8/1/2028	13,786	14,663,384
Black Hills Corp.	4.35%	5/1/2033	13,491	14,876,493
Dayton Power & Light Co. (The)†	3.95%	6/15/2049	10,775	11,153,267
DTE Energy Co.	2.60%	6/15/2022	10,778	10,830,704
El Paso Electric Co.	5.00%	12/1/2044	20,062	21,866,748
Empresa de Transmision Electrica SA (Panama)†(c)	5.125%	5/2/2049	14,430	15,815,280
Enel Finance International NV (Netherlands)†(c)	3.50%	4/6/2028	45,048	44,431,870
Entergy Arkansas LLC	4.00%	6/1/2028	18,151	19,355,157
Entergy Arkansas LLC	4.95%	12/15/2044	16,883	17,878,495
Entergy Louisiana LLC	4.00%	3/15/2033	10,745	11,856,892
Entergy Mississippi LLC	2.85%	6/1/2028	19,150	19,206,151
Indianapolis Power & Light Co.†	4.05%	5/1/2046	24,503	25,945,819
Louisville Gas & Electric Co.	4.375%	10/1/2045	15,039	16,835,632
Monongahela Power Co.†	3.55%	5/15/2027	13,657	14,124,896
NRG Energy, Inc.†	3.75%	6/15/2024	27,446	28,208,425
NRG Energy, Inc.†	5.25%	6/15/2029	7,483	7,988,102
Ohio Power Co.	4.00%	6/1/2049	13,988	15,073,173
Ohio Power Co.	4.15%	4/1/2048	12,877	14,064,759
Pacific Gas & Electric Co.(k)	3.50%	10/1/2020	9,011	8,830,780
Pacific Gas & Electric Co.(k)	6.05%	3/1/2034	13,577	15,172,297
Puget Sound Energy, Inc.	4.223%	6/15/2048	13,467	15,053,965
Rochester Gas & Electric Corp.†	3.10%	6/1/2027	13,724	14,044,581
Sierra Pacific Power Co.	2.60%	5/1/2026	9,730	9,651,485
Total				439,685,970

20	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electronics 1.46%
Broadcom Corp./ Broadcom Cayman Finance Ltd.	3.50%	1/15/2028	$35,921	$34,118,534
Broadcom, Inc.†	4.75%	4/15/2029	22,444	23,018,869
KLA-Tencor Corp.	4.10%	3/15/2029	8,980	9,472,546
Lam Research Corp.	4.875%	3/15/2049	17,958	19,910,427
Micron Technology, Inc.	5.327%	2/6/2029	25,257	26,755,175
Nokia OYJ (Finland)(c)	4.375%	6/12/2027	18,326	18,852,872
NVIDIA Corp.	3.20%	9/16/2026	29,939	30,637,160
Trimble, Inc.	4.75%	12/1/2024	27,261	28,666,445
Xilinx, Inc.	2.95%	6/1/2024	15,096	15,317,437
Total				206,749,465

Energy: Exploration & Production 2.71%
Berry Petroleum Co. LLC†	7.00%	2/15/2026	13,019	12,693,525
California Resources Corp.†	8.00%	12/15/2022	30,298	22,988,607
Centennial Resource Production LLC†	5.375%	1/15/2026	14,891	14,220,905
Continental Resources, Inc.	4.90%	6/1/2044	42,209	44,394,119
Denbury Resources, Inc.†	7.75%	2/15/2024	14,412	12,034,020
Endeavor Energy Resources LP/EER Finance, Inc.†	5.50%	1/30/2026	12,585	13,104,131
HighPoint Operating Corp.	7.00%	10/15/2022	9,822	9,527,340
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.00%	12/1/2024	19,212	19,212,000
Hilcorp Energy I LP/Hilcorp Finance Co.†	5.75%	10/1/2025	8,125	8,185,938
Hilcorp Energy I LP/Hilcorp Finance Co.†	6.25%	11/1/2028	12,846	12,990,518
Hunt Oil Co. of Peru LLC Sucursal Del Peru (Peru)†(c)	6.375%	6/1/2028	23,608	26,370,136
MEG Energy Corp. (Canada)†(c)	6.50%	1/15/2025	23,287	23,490,761
MEG Energy Corp. (Canada)†(c)	7.00%	3/31/2024	28,053	26,790,615
Murphy Oil Corp.	5.75%	8/15/2025	12,555	13,074,777
Murphy Oil Corp.	6.875%	8/15/2024	10,558	11,138,690
Oasis Petroleum, Inc.†	6.25%	5/1/2026	14,585	14,183,913
Oasis Petroleum, Inc.	6.875%	1/15/2023	9,007	9,029,518
OGX Austria GmbH (Brazil)†(c)(k)	8.50%	6/1/2018	20,000	400
Parsley Energy LLC/Parsley Finance Corp.†	5.625%	10/15/2027	13,123	13,779,150
SM Energy Co.	6.625%	1/15/2027	7,085	6,589,050
SM Energy Co.	6.75%	9/15/2026	15,101	14,232,692
Southwestern Energy Co.	7.75%	10/1/2027	12,722	12,244,925
SRC Energy, Inc.	6.25%	12/1/2025	14,071	12,874,965
Texaco Capital, Inc.	8.625%	11/15/2031	11,023	16,847,429
Tullow Oil plc (United Kingdom)†(c)	7.00%	3/1/2025	13,529	13,782,669
Total				383,780,793

See Notes to Financial Statements.	21

Schedule of Investments (unaudited)(continued)

June 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Environmental 0.16%
Darling Global Finance BV†(b)	3.625%	5/15/2026	EUR	7,646	$9,243,919
Waste Pro USA, Inc.†	5.50%	2/15/2026		$13,381	13,748,978
Total					22,992,897

Food & Drug Retailers 0.55%
Albertsons Cos LLC/Safeway, Inc./Albertsons LP/Albertson’s LLC	5.75%	3/15/2025		32,370	32,774,625
Albertsons Cos LLC/Safeway, Inc./Albertsons LP/Albertson’s LLC	6.625%	6/15/2024		24,128	25,123,280
Ingles Markets, Inc.	5.75%	6/15/2023		19,550	20,087,625
Total					77,985,530

Food: Wholesale 1.08%
Arcor SAIC (Argentina)†(c)	6.00%	7/6/2023		22,148	22,039,475
Chobani LLC/Chobani Finance Corp., Inc.†	7.50%	4/15/2025		15,174	14,263,560
FAGE International SA/FAGE USA Dairy Industry, Inc. (Luxembourg)†(c)	5.625%	8/15/2026		14,258	12,618,330
JBS USA LUX SA/JBS USA Finance, Inc.†	6.75%	2/15/2028		17,066	18,601,940
Lamb Weston Holdings, Inc.†	4.625%	11/1/2024		12,447	12,960,439
McCormick & Co., Inc.	4.20%	8/15/2047		21,326	22,018,989
MHP Lux SA (Luxembourg)†(c)	6.95%	4/3/2026		14,030	14,250,523
Smithfield Foods, Inc.†	5.20%	4/1/2029		32,791	35,757,195
Total					152,510,451

Forestry/Paper 0.27%
Norbord, Inc. (Canada)†(c)	6.25%	4/15/2023		12,245	12,979,700
Suzano Austria GmbH (Brazil)†(c)	5.75%	7/14/2026		14,057	15,392,415
Suzano Austria GmbH (Brazil)†(c)	6.00%	1/15/2029		9,025	9,859,813
Total					38,231,928

Gaming 1.09%
Boyd Gaming Corp.	6.00%	8/15/2026		13,793	14,551,615
Eldorado Resorts, Inc.	6.00%	9/15/2026		13,521	14,839,297
Eldorado Resorts, Inc.	6.00%	4/1/2025		7,234	7,640,913
Everi Payments, Inc.†	7.50%	12/15/2025		13,653	14,301,517
GLP Capital LP/GLP Financing II, Inc.	5.75%	6/1/2028		18,808	20,796,382
Jacobs Entertainment, Inc.†	7.875%	2/1/2024		7,022	7,513,540
Mohegan Gaming & Entertainment†	7.875%	10/15/2024		13,557	13,336,699
Penn National Gaming, Inc.†	5.625%	1/15/2027		25,676	25,419,240
Stars Group Holdings BV/Stars Group US Co-Borrower LLC (Netherlands)†(c)	7.00%	7/15/2026		13,242	14,036,520

22	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2019

Investments	Interest Rate		Maturity Date		Principal Amount (000)	Fair Value
Gaming (continued)
Station Casinos LLC†	5.00%		10/1/2025		$22,159	$22,269,795
Total						154,705,518

Gas Distribution 2.37%
Buckeye Partners LP	6.375%	#(i)	1/22/2078		18,690	13,550,250
Cheniere Corpus Christi Holdings LLC	5.125%		6/30/2027		23,796	25,907,895
Cheniere Corpus Christi Holdings LLC	5.875%		3/31/2025		14,002	15,629,732
Cheniere Corpus Christi Holdings LLC	7.00%		6/30/2024		8,783	10,123,286
Dominion Energy Gas Holdings LLC	3.60%		12/15/2024		12,050	12,494,692
Florida Gas Transmission Co. LLC†	4.35%		7/15/2025		18,069	19,341,492
IFM US Colonial Pipeline 2 LLC†	6.45%		5/1/2021		17,675	18,273,918
Midwest Connector Capital Co. LLC†	4.625%		4/1/2029		31,439	33,706,600
NGPL PipeCo LLC†	4.875%		8/15/2027		32,573	34,608,812
Northern Natural Gas Co.†	4.30%		1/15/2049		20,972	22,787,270
ONE Gas, Inc.	4.50%		11/1/2048		13,497	15,450,677
Plains All American Pipeline LP	6.125%	#(i)	–	(j)	32,356	30,868,271
Sabal Trail Transmission LLC†	4.246%		5/1/2028		20,166	21,505,528
Southern Star Central Corp.†	5.125%		7/15/2022		10,145	10,271,813
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	4.25%		11/15/2023		8,725	8,752,266
Targa Resources Partners LP/Targa Resources Partners Finance Corp.	5.875%		4/15/2026		13,090	13,924,487
Transportadora de Gas Internacional SA ESP (Colombia)†(c)	5.55%		11/1/2028		24,773	27,894,398
Total						335,091,387

Health Facilities 3.11%
AHP Health Partners, Inc.†	9.75%		7/15/2026		13,727	14,859,478
Ascension Health	3.945%		11/15/2046		8,881	9,611,530
CHS/Community Health Systems, Inc.	8.00%		11/15/2019		27,328	26,935,160
CHS/Community Health Systems, Inc.†	8.00%		3/15/2026		10,814	10,419,613
Dignity Health	3.812%		11/1/2024		7,500	7,900,333
HCA, Inc.	5.25%		4/15/2025		13,995	15,533,126
HCA, Inc.	5.375%		2/1/2025		14,996	16,223,797
HCA, Inc.	5.50%		6/15/2047		50,449	53,922,605
HCA, Inc.	7.05%		12/1/2027		3,490	3,961,150
HCA, Inc.	7.50%		2/15/2022		14,639	16,176,095
HCA, Inc.	7.58%		9/15/2025		5,778	6,702,480
HCA, Inc.	7.69%		6/15/2025		12,776	15,043,740
HCA, Inc.	8.36%		4/15/2024		2,295	2,662,200

See Notes to Financial Statements.	23

Schedule of Investments (unaudited)(continued)

June 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Health Facilities (continued)
Memorial Sloan-Kettering Cancer Center	4.20%	7/1/2055	$28,034	$32,001,372
MPT Operating Partnership LP/MPT Finance Corp.	5.00%	10/15/2027	14,011	14,466,358
New York & Presbyterian Hospital (The)	4.063%	8/1/2056	16,078	17,555,377
NYU Langone Hospitals	4.368%	7/1/2047	12,348	13,838,082
Rede D’or Finance Sarl (Luxembourg)†(c)	4.95%	1/17/2028	13,388	13,337,795
RegionalCare Hospital Partners Holdings, Inc.†	8.25%	5/1/2023	9,865	10,506,225
RegionalCare Hospital Partners Holdings, Inc./LifePoint Health, Inc.†	9.75%	12/1/2026	26,103	27,408,150
Tenet Healthcare Corp.	4.625%	7/15/2024	7,281	7,399,316
Tenet Healthcare Corp.	5.125%	5/1/2025	65,257	65,746,427
Tenet Healthcare Corp.	6.75%	6/15/2023	37,692	37,974,690
Total				440,185,099

Health Services 1.35%
DaVita, Inc.	5.00%	5/1/2025	19,962	19,782,342
DaVita, Inc.	5.125%	7/15/2024	13,935	13,974,018
Elanco Animal Health, Inc.	4.90%	8/28/2028	23,013	25,710,724
Jaguar Holding Co. II/Pharmaceutical Product Development LLC†	6.375%	8/1/2023	9,025	9,363,438
Montefiore Obligated Group	5.246%	11/1/2048	18,042	20,022,558
MPH Acquisition Holdings LLC†	7.125%	6/1/2024	9,799	9,237,517
NVA Holdings, Inc.†	6.875%	4/1/2026	12,875	13,518,750
Syneos Health, Inc./inVentiv Health, Inc./inVentiv Health Clinical, Inc.†	7.50%	10/1/2024	7,511	7,886,550
Tenet Healthcare Corp.†	6.25%	2/1/2027	26,891	27,731,344
Verscend Escrow Corp.†	9.75%	8/15/2026	23,792	24,832,900
West Street Merger Sub, Inc.†	6.375%	9/1/2025	20,184	18,771,120
Total				190,831,261

Hotels 0.63%
ESH Hospitality, Inc.†	5.25%	5/1/2025	13,467	13,837,342
Hilton Domestic Operating Co., Inc.†	4.875%	1/15/2030	25,259	26,122,024
Hilton Domestic Operating Co., Inc.	5.125%	5/1/2026	25,508	26,687,745
Wyndham Destinations, Inc.	5.75%	4/1/2027	8,665	9,076,588
Wyndham Destinations, Inc.	6.35%	10/1/2025	12,105	13,239,844
Total				88,963,543

Insurance Brokerage 0.35%
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer†	8.25%	8/1/2023	18,536	19,086,519

24	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
Insurance Brokerage (continued)
Farmers Insurance Exchange†	4.747% (3 Mo. LIBOR + 3.23%	)#	11/1/2057	$15,790	$15,204,665
HUB International Ltd.†	7.00%		5/1/2026	14,796	15,036,435
Total					49,327,619

Integrated Energy 1.42%
Cheniere Energy Partners LP	5.25%		10/1/2025	13,080	13,570,500
Cheniere Energy Partners LP†	5.625%		10/1/2026	22,487	23,780,003
Exxon Mobil Corp.	3.043%		3/1/2026	23,752	24,612,735
Hess Corp.	5.60%		2/15/2041	26,249	28,405,283
Hess Corp.	5.80%		4/1/2047	18,667	20,894,714
Petroleos Mexicanos (Mexico)(c)	4.875%		1/24/2022	18,019	18,000,981
Petroleos Mexicanos (Mexico)(c)	6.375%		2/4/2021	14,408	14,818,628
Rio Oil Finance Trust Series 2018-1 (Brazil)†(c)	8.20%		4/6/2028	13,958	15,702,890
Shell International Finance BV (Netherlands)(c)	6.375%		12/15/2038	28,912	40,932,934
Total					200,718,668

Investments & Miscellaneous Financial Services 0.90%
AI Candelaria Spain SLU (Spain)†(c)	7.50%		12/15/2028	14,296	15,761,340
MSCI, Inc.†	5.375%		5/15/2027	19,236	20,630,610
MSCI, Inc.†	5.75%		8/15/2025	16,165	17,054,075
Neuberger Berman Group LLC/Neuberger Berman Finance Corp.†	4.875%		4/15/2045	26,876	25,743,354
Power Finance Corp. Ltd. (India)†(c)	6.15%		12/6/2028	20,132	23,180,191
S&P Global, Inc.	6.55%		11/15/2037	13,324	18,191,105
VFH Parent LLC/Orchestra Co-Issuer, Inc.†	6.75%		6/15/2022	6,157	6,382,777
Total					126,943,452

Life Insurance 0.51%
Northwestern Mutual Life Insurance Co. (The)†	3.85%		9/30/2047	28,610	29,442,187
Nuveen Finance LLC†	4.125%		11/1/2024	7,927	8,541,487
Teachers Insurance & Annuity Association of America†	4.27%		5/15/2047	17,804	19,282,319
Teachers Insurance & Annuity Association of America†	4.90%		9/15/2044	12,705	14,871,471
Total					72,137,464

Machinery 0.24%
Itron, Inc.†	5.00%		1/15/2026	4,551	4,664,775
Roper Technologies, Inc.	4.20%		9/15/2028	19,379	20,757,827
Xylem, Inc.	3.25%		11/1/2026	8,884	8,949,660
Total					34,372,262

See Notes to Financial Statements.	25

Schedule of Investments (unaudited)(continued)

June 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Managed Care 0.67%
Centene Corp.	4.75%	1/15/2025		$12,860	$13,306,370
Centene Corp.†	5.375%	6/1/2026		17,040	17,955,900
Kaiser Foundation Hospitals	4.15%	5/1/2047		17,628	19,752,100
Molina Healthcare, Inc.†	4.875%	6/15/2025		19,176	19,535,550
Polaris Intermediate Corp. PIK 8.50%†	8.50%	12/1/2022		11,460	10,170,750
WellCare Health Plans, Inc.	5.25%	4/1/2025		12,863	13,457,914
Total					94,178,584

Media: Content 1.37%
AMC Networks, Inc.	4.75%	8/1/2025		27,032	27,538,850
Gray Television, Inc.†	5.125%	10/15/2024		6,740	6,883,225
Gray Television, Inc.†	5.875%	7/15/2026		9,833	10,226,320
Netflix, Inc.(b)	3.625%	5/15/2027	EUR	45,197	56,263,874
Netflix, Inc.†(b)	3.875%	11/15/2029	EUR	9,011	11,125,131
Netflix, Inc.†(b)	4.625%	5/15/2029	EUR	11,287	14,613,946
Netflix, Inc.	4.875%	4/15/2028		$16,715	17,320,919
Netflix, Inc.	5.50%	2/15/2022		5,323	5,615,765
Netflix, Inc.	5.875%	2/15/2025		13,000	14,365,000
Sirius XM Radio, Inc.†	5.00%	8/1/2027		11,533	11,776,923
Sirius XM Radio, Inc.†	5.375%	7/15/2026		10,495	10,914,800
Univision Communications, Inc.†	5.125%	2/15/2025		8,026	7,674,863
Total					194,319,616

Media: Diversified 0.46%
Nexstar Escrow, Inc.†(l)	5.625%	7/15/2027		13,469	13,839,398
TWDC Enterprises 18 Corp.	2.35%	12/1/2022		22,526	22,689,809
Walt Disney Co. (The)†	7.75%	12/1/2045		16,950	28,347,447
Total					64,876,654

Medical Products 0.61%
Boston Scientific Corp.	7.00%	11/15/2035		16,135	21,575,829
Edwards Lifesciences Corp.	4.30%	6/15/2028		27,927	30,173,453
Ortho-Clinical Diagnostics, Inc./Ortho-Clinical Diagnostics SA†	6.625%	5/15/2022		17,520	16,819,200
Teleflex, Inc.	4.625%	11/15/2027		17,619	18,191,617
Total					86,760,099

Metals/Mining (Excluding Steel) 1.01%
Baffinland Iron Mines Corp. (Canada)†(c)	8.75%	7/15/2026		13,211	13,508,247
Cleveland-Cliffs, Inc.	5.75%	3/1/2025		13,418	13,384,455

26	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Metals/Mining (Excluding Steel) (continued)
Eterna Capital Pte Ltd. PIK 8.00% (Singapore)(c)	8.00%	12/11/2022	$15,536	$12,707,934
Freeport-McMoRan, Inc.	3.875%	3/15/2023	65,271	65,434,177
Mirabela Nickel Ltd. (Australia)(c)	1.00%	9/10/2044	185	19	(d)
Novelis Corp.†	5.875%	9/30/2026	8,892	9,025,380
Novelis Corp.†	6.25%	8/15/2024	8,652	9,092,906
Rain CII Carbon LLC/CII Carbon Corp.†	7.25%	4/1/2025	13,954	12,977,220
Warrior Met Coal, Inc.†	8.00%	11/1/2024	7,164	7,472,948
Total				143,603,286

Monoline Insurance 0.09%
MGIC Investment Corp.	5.75%	8/15/2023	11,820	12,869,025

Non-Electric Utilities 0.09%
Brooklyn Union Gas Co. (The)†	3.407%	3/10/2026	11,916	12,273,549

Oil Field Equipment & Services 0.79%
Abu Dhabi Crude Oil Pipeline LLC
(United Arab Emirates)†(c)	4.60%	11/2/2047	28,472	31,334,518
Oceaneering International, Inc.	4.65%	11/15/2024	10,798	10,636,030
Oceaneering International, Inc.	6.00%	2/1/2028	24,069	23,948,655
Precision Drilling Corp. (Canada)(c)	5.25%	11/15/2024	15,486	14,401,980
Transocean Phoenix 2 Ltd.†	7.75%	10/15/2024	7,015	7,523,319
Transocean Pontus Ltd.†	6.125%	8/1/2025	12,740	13,186,407
Transocean Proteus Ltd.†	6.25%	12/1/2024	9,938	10,297,735
Total				111,328,644

Oil Refining & Marketing 0.94%
Citgo Holding, Inc.†	10.75%	2/15/2020	23,028	23,891,550
Saudi Arabian Oil Co. (Saudi Arabia)†(c)	4.375%	4/16/2049	66,832	67,801,857
Saudi Arabian Oil Co. (Saudi Arabia)†(c)	2.75%	4/16/2022	41,446	41,831,769
Total				133,525,176

Packaging 0.38%
Berry Global Escrow Corp.†	4.875%	7/15/2026	17,964	18,390,645
Berry Global Escrow Corp.†	5.625%	7/15/2027	7,860	8,194,050
Crown Cork & Seal Co., Inc.	7.375%	12/15/2026	11,810	13,640,550
Sealed Air Corp.†	6.875%	7/15/2033	12,427	13,906,434
Total				54,131,679

Personal & Household Products 0.53%
Energizer Holdings, Inc.†	6.375%	7/15/2026	12,362	12,732,860
Energizer Holdings, Inc.†	7.75%	1/15/2027	5,976	6,482,944

See Notes to Financial Statements.	27

Schedule of Investments (unaudited)(continued)

June 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Personal & Household Products (continued)
Mattel, Inc.	2.35%	8/15/2021	$28,026	$27,185,220
Mattel, Inc.†	6.75%	12/31/2025	14,059	14,498,344
SC Johnson & Son, Inc.†	4.75%	10/15/2046	12,635	14,752,191
Total				75,651,559

Pharmaceuticals 0.60%
Bausch Health Americas, Inc.†	8.50%	1/31/2027	18,551	20,443,573
Bausch Health Cos., Inc.†	5.50%	3/1/2023	7,615	7,704,476
Bausch Health Cos., Inc.†	7.00%	3/15/2024	12,232	13,028,303
Bausch Health Cos., Inc.†	7.25%	5/30/2029	9,503	9,906,878
Bausch Health Cos., Inc. Canada†	5.875%	5/15/2023	19,115	19,408,798
Zoetis, Inc.	3.90%	8/20/2028	13,486	14,375,790
Total				84,867,818

Printing & Publishing 0.14%
Meredith Corp.	6.875%	2/1/2026	18,864	20,111,476

Property & Casualty 0.35%
Allstate Corp. (The)	3.28%	12/15/2026	13,471	14,083,929
Arch Capital Finance LLC	4.011%	12/15/2026	13,319	14,296,500
Selective Insurance Group, Inc.	5.375%	3/1/2049	19,241	21,159,127
Total				49,539,556

Rail 0.53%
Central Japan Railway Co. (Japan)†(c)	4.25%	11/24/2045	17,006	19,481,888
China Railway Xunjie Co. Ltd. (China)(c)	3.25%	7/28/2026	13,800	13,770,066
Rumo Luxembourg Sarl (Luxembourg)†(c)	5.875%	1/18/2025	20,674	21,984,732
Rumo Luxembourg Sarl (Luxembourg)†(c)	7.375%	2/9/2024	8,855	9,578,985
Watco Cos. LLC/Watco Finance Corp.†	6.375%	4/1/2023	10,514	10,724,280
Total				75,539,951

Real Estate Development & Management 0.27%
Country Garden Holdings Co. Ltd. (China)(c)	5.125%	1/17/2025	14,413	13,808,708
Ontario Teachers’ Cadillac Fairview Properties Trust (Canada)†(c)	3.875%	3/20/2027	23,275	24,526,408
Total				38,335,116

Real Estate Investment Trusts 1.20%
Alexandria Real Estate Equities, Inc.	3.80%	4/15/2026	6,288	6,611,439
Alexandria Real Estate Equities, Inc.	3.95%	1/15/2028	14,750	15,518,229
Brixmor Operating Partnership LP	4.125%	5/15/2029	24,245	25,341,181
EPR Properties	4.50%	6/1/2027	13,546	14,137,296

28	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Real Estate Investment Trusts (continued)
EPR Properties	4.75%	12/15/2026	$9,030	$9,572,276
Goodman US Finance Four LLC†	4.50%	10/15/2037	12,258	12,708,636
Goodman US Finance Three LLC†	3.70%	3/15/2028	7,763	7,854,875
Liberty Property LP	4.375%	2/1/2029	12,550	13,588,408
National Retail Properties, Inc.	4.30%	10/15/2028	20,243	21,892,316
Prologis LP	3.875%	9/15/2028	8,980	9,735,398
Spirit Realty LP	4.00%	7/15/2029	14,692	14,888,318
VEREIT Operating Partnership LP	4.875%	6/1/2026	17,065	18,461,235
Total				170,309,607

Recreation & Travel 0.43%
Royal Caribbean Cruises Ltd.	7.50%	10/15/2027	16,918	20,957,822
Silversea Cruise Finance Ltd.†	7.25%	2/1/2025	18,091	19,532,853
Six Flags Entertainment Corp.†	4.875%	7/31/2024	13,503	13,739,302
Six Flags Entertainment Corp.†	5.50%	4/15/2027	6,860	7,151,550
Total				61,381,527

Reinsurance 0.61%
AXIS Specialty Finance plc (United Kingdom)(c)	5.15%	4/1/2045	16,694	17,441,668
Berkshire Hathaway, Inc.	2.75%	3/15/2023	7,903	8,033,170
Berkshire Hathaway, Inc.	3.125%	3/15/2026	7,903	8,214,272
PartnerRe Finance B LLC	3.70%	7/2/2029	26,944	27,443,401
Transatlantic Holdings, Inc.	8.00%	11/30/2039	17,809	25,570,046
Total				86,702,557

Restaurants 0.73%
Darden Restaurants, Inc.	4.55%	2/15/2048	13,481	13,547,892
IRB Holding Corp.†	6.75%	2/15/2026	13,514	13,480,215
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC†	4.75%	6/1/2027	25,312	26,008,080
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC†	5.00%	6/1/2024	20,332	21,043,620
Starbucks Corp.	4.45%	8/15/2049	26,941	29,510,650
Total				103,590,457

Software/Services 2.39%
Autodesk, Inc.	3.50%	6/15/2027	27,008	27,308,826
Go Daddy Operating Co. LLC/GD Finance Co., Inc.†	5.25%	12/1/2027	11,226	11,661,008
j2 Cloud Services LLC/j2 Global Co-Obligor, Inc.†	6.00%	7/15/2025	13,134	13,807,118
Match Group, Inc.†	5.00%	12/15/2027	39,339	41,400,364
Match Group, Inc.†	5.625%	2/15/2029	8,971	9,498,046

See Notes to Financial Statements.	29

Schedule of Investments (unaudited)(continued)

June 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Software/Services (continued)
Microsoft Corp.	2.40%	8/8/2026		$22,252	$22,367,009
Microsoft Corp.	3.125%	11/3/2025		40,202	42,330,126
Microsoft Corp.	3.30%	2/6/2027		26,383	27,980,066
Microsoft Corp.	4.50%	2/6/2057		21,428	26,234,589
salesforce.com, Inc.	3.70%	4/11/2028		17,807	19,205,489
Tencent Holdings Ltd. (China)†(c)	3.595%	1/19/2028		19,777	20,204,718
Tencent Holdings Ltd. (China)†(c)	3.925%	1/19/2038		23,479	23,681,983
VeriSign, Inc.	4.75%	7/15/2027		19,596	20,477,820
VeriSign, Inc.	5.25%	4/1/2025		15,945	17,081,081
Visa, Inc.	3.15%	12/14/2025		14,645	15,366,548
Total					338,604,791

Specialty Retail 0.81%
Asbury Automotive Group, Inc.	6.00%	12/15/2024		13,310	13,842,400
Best Buy Co., Inc.	4.45%	10/1/2028		18,906	19,988,321
Claire’s Stores, Inc.	14.00%	3/15/2039		4,321	6,697,550	(a)
Levi Strauss & Co.(b)	3.375%	3/15/2027	EUR	11,100	13,541,185
PetSmart, Inc.†	5.875%	6/1/2025		$14,339	13,980,525
Tiffany & Co.	4.90%	10/1/2044		18,993	18,984,092
Under Armour, Inc.	3.25%	6/15/2026		16,094	15,194,611
Weight Watchers International, Inc.†	8.625%	12/1/2025		14,318	13,172,560
Total					115,401,244

Steel Producers/Products 0.49%
Allegheny Technologies, Inc.	7.875%	8/15/2023		17,595	18,919,904
CSN Resources SA (Brazil)†(c)	7.625%	4/17/2026		13,335	14,179,572
Joseph T Ryerson & Son, Inc.†	11.00%	5/15/2022		6,884	7,281,981
Steel Dynamics, Inc.	4.125%	9/15/2025		23,986	23,986,000
Steel Dynamics, Inc.	5.00%	12/15/2026		5,285	5,522,825
Total					69,890,282

Support: Services 2.23%
Ahern Rentals, Inc.†	7.375%	5/15/2023		14,275	12,740,437
Aircastle Ltd.	4.25%	6/15/2026		14,970	15,120,049
Ashtead Capital, Inc.†	4.375%	8/15/2027		15,655	15,752,844
Ashtead Capital, Inc.†	5.25%	8/1/2026		4,327	4,532,532
Brand Industrial Services, Inc.†	8.50%	7/15/2025		19,863	18,100,159
Brink’s Co. (The)†	4.625%	10/15/2027		27,479	27,513,349
Cleveland Clinic Foundation (The)	4.858%	1/1/2114		8,223	9,962,430
Cloud Crane LLC†	10.125%	8/1/2024		9,910	10,678,025

30	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)		Fair Value
Support: Services (continued)
IHS Markit Ltd. (United Kingdom)†(c)	4.00%		3/1/2026		$29,435	$30,529,393
IHS Markit Ltd. (United Kingdom)(c)	4.75%		8/1/2028		21,574	23,594,837
Marble II Pte Ltd. (Singapore)†(c)	5.30%		6/20/2022		15,805	16,050,679
Metropolitan Museum of Art (The)	3.40%		7/1/2045		23,378	24,021,534
NESCO LLC/NESCO Finance Corp.†	6.875%		2/15/2021		13,814	13,606,790
Ritchie Bros Auctioneers, Inc. (Canada)†(c)	5.375%		1/15/2025		13,118	13,659,117
United Rentals North America, Inc.	4.625%		10/15/2025		11,437	11,651,444
United Rentals North America, Inc.	4.875%		1/15/2028		21,596	22,081,910
United Rentals North America, Inc.	5.25%		1/15/2030		16,040	16,521,200
United Rentals North America, Inc.	5.875%		9/15/2026		6,713	7,174,519
WeWork Cos., Inc.†	7.875%		5/1/2025		23,378	23,181,625
Total						316,472,873

Technology Hardware & Equipment 0.47%
CDW LLC/CDW Finance Corp.	5.50%		12/1/2024		15,000	16,110,000
Motorola Solutions, Inc.	4.60%		5/23/2029		17,963	18,896,872
Western Digital Corp.	4.75%		2/15/2026		32,314	31,782,435
Total						66,789,307

Telecommunications: Satellite 0.51%
Hughes Satellite Systems Corp.	5.25%		8/1/2026		13,300	13,715,625
Intelsat Jackson Holdings SA (Luxembourg)(c)	5.50%		8/1/2023		13,950	12,799,125
Intelsat Jackson Holdings SA (Luxembourg)†(c)	8.50%		10/15/2024		32,034	31,873,830
Intelsat Luxembourg SA (Luxembourg)(c)	8.125%		6/1/2023		18,356	14,271,790
Total						72,660,370

Telecommunications: Wireless 1.69%
Qorvo, Inc.	5.50%		7/15/2026		11,261	11,945,669
Sprint Capital Corp.	6.875%		11/15/2028		126,028	130,754,050
Sprint Corp.	7.625%		3/1/2026		30,759	32,865,992
T-Mobile USA, Inc.	6.00%		4/15/2024		13,317	13,916,265
T-Mobile USA, Inc.	6.375%		3/1/2025		27,346	28,467,186
T-Mobile USA, Inc.	6.50%		1/15/2026		19,963	21,631,108
Total						239,580,270

Telecommunications: Wireline Integrated & Services 1.49%
DKT Finance ApS (Denmark)†(c)	9.375%		6/17/2023		19,351	21,015,186
Equinix, Inc.(b)	2.875%		2/1/2026	EUR	37,001	44,166,849
GCI LLC	6.875%		4/15/2025		$13,026	13,644,735
Hellas Telecommunications Luxembourg II SCA (Luxembourg)†(c)(k)	6.054% (3 Mo. LIBOR + 5.75%	)	1/15/2015		15,000	1,500	(d)

See Notes to Financial Statements.	31

Schedule of Investments (unaudited)(continued)

June 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)		Fair Value
Telecommunications: Wireline Integrated & Services (continued)
InterXion Holding NV†(b)	4.75%	6/15/2025	EUR	16,771	$20,816,041
Motorola Solutions, Inc.	4.60%	2/23/2028		$13,419	14,084,698
Uniti Group LP/Uniti Group Finance, Inc./CSL Capital LLC	8.25%	10/15/2023		20,277	18,908,302
Verizon Communications, Inc.	2.625%	8/15/2026		64,987	64,594,581
WTT Investment Ltd. (Hong Kong)†(c)	5.50%	11/21/2022		13,508	13,995,972
Total					211,227,864

Transportation: Infrastructure/Services 0.84%
Adani Ports & Special Economic Zone Ltd. (India)†(c)(l)	4.375%	7/3/2029		21,930	22,269,915
Aeropuerto Internacional de Tocumen SA (Panama)†(c)	6.00%	11/18/2048		22,350	26,412,113
Autopistas del Sol SA (Costa Rica)†(c)	7.375%	12/30/2030		12,537	12,693,745
Autoridad del Canal de Panama (Panama)†(c)	4.95%	7/29/2035		8,750	9,756,250
CH Robinson Worldwide, Inc.	4.20%	4/15/2028		20,351	21,807,473
Promontoria Holding 264 BV †(b)	6.75%	8/15/2023	EUR	11,540	12,643,572
Stena AB (Sweden)†(c)	7.00%	2/1/2024		$14,542	14,033,030
Total					119,616,098
Total High Yield Corporate Bonds (cost $8,970,488,824)					9,318,069,625

MUNICIPAL BONDS 4.21%

Air Transportation 0.31%
CT Airport Auth - Ground Trans Proj	4.282%	7/1/2045		4,265	4,461,147
Los Angeles, CA	5.575%	5/15/2020		9,340	9,601,614
Miami Dade Cnty, FL	3.982%	10/1/2041		9,660	9,911,933
Miami-Dade Cnty, FL	4.28%	10/1/2041		18,040	19,285,662
Total					43,260,356

Education 1.03%
California St Univ	3.899%	11/1/2047		33,030	35,814,429
Ohio Univ	5.59%	12/1/2114		8,904	11,068,473
Permanent University Fund - Texas A&M University System	3.66%	7/1/2047		78,015	80,365,592
Univ of California Bd of Regents	6.548%	5/15/2048		12,463	17,911,201
Total					145,159,695

General Obligation 1.34%
California	7.55%	4/1/2039		15,015	23,799,676
Chicago Transit Auth, IL	6.899%	12/1/2040		8,926	12,105,173
Chicago, IL	5.432%	1/1/2042		22,392	22,119,265

32	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
General Obligation (continued)
Chicago, IL	6.314%	1/1/2044	$22,402	$24,236,948
City of Portland	7.701%	6/1/2022	16,940	18,761,050
District of Columbia	5.591%	12/1/2034	14,130	17,765,366
Honolulu HI City & Cnty,	5.418%	12/1/2027	6,620	8,112,016
Los Angeles Unif Sch Dist, CA	5.75%	7/1/2034	8,927	11,407,278
Massachusetts	4.20%	12/1/2021	7,355	7,614,558
New York City	5.985%	12/1/2036	10,161	13,220,782
Ohio St Univ	4.048%	12/1/2056	6,271	7,064,470
Pennsylvania	5.45%	2/15/2030	12,190	14,719,913
The Bd of Governors of the Univ of North Carolina	3.847%	12/1/2034	7,950	9,022,693
Total				189,949,188

Government Guaranteed 0.04%
City & County of San Francisco CA	5.45%	6/15/2025	4,540	5,333,637

Lease Obligation 0.05%
Wisconsin	3.294%	5/1/2037	7,145	7,204,089

Miscellaneous 0.66%
Dallas Convention Center Hotel Dev Corp., TX	7.088%	1/1/2042	17,795	24,672,590
New York City Indl Dev Agy†	11.00%	3/1/2029	21,058	28,531,063
Pasadena Public Fing Auth	7.148%	3/1/2043	26,795	40,266,990
Total				93,470,643

Tax Revenue 0.42%
Massachusetts Sch Bldg Auth	5.715%	8/15/2039	20,055	26,256,206
Memphis-Shelby County Industrial Development Board, TN	7.00%	7/1/2045	12,890	13,828,779
San Jose Redev Agy, CA	2.259%	8/1/2020	19,600	19,661,152
Total				59,746,137

Transportation: Infrastructure/Services 0.24%
Chicago Transit Auth, IL	6.20%	12/1/2040	12,385	16,176,668
Port of Seattle, WA	3.571%	5/1/2032	6,380	6,658,614
Port of Seattle, WA	3.755%	5/1/2036	10,835	11,321,275
Total				34,156,557

Utilities 0.12%
San Antonio, TX	5.718%	2/1/2041	13,240	17,598,740
Total Municipal Bonds (cost $560,131,053)				595,879,042

See Notes to Financial Statements.	33

Schedule of Investments (unaudited)(continued)

June 30, 2019

Investments	Interest Rate		Maturity Date	Principal Amount (000)	Fair Value
NON-AGENCY COMMERCIAL MORTGAGE-BACKED SECURITIES 0.39%
Caesars Palace Las Vegas Trust 2017-VICI D†	4.499%	#(m)	10/15/2034	$44,851	$46,884,791
Citigroup Commercial Mortgage Trust 2016-P3 D†	2.804%	#(m)	4/15/2049	9,991	8,677,929
Total Non-Agency Commercial Mortgage-Backed Securities (cost $54,140,055)					55,562,720

	Dividend Rate			Shares (000)

PREFERRED STOCKS 0.10%

Energy: Exploration & Production 0.00%
Templar Energy LLC	Zero Coupon			410	–	(a)

Medical Products 0.10%
Danaher Corp.	4.75%			13	13,962,776
Total Preferred Stocks (cost $16,586,223)					13,962,776

	Interest Rate		Maturity Date	Principal Amount (000)

U.S. TREASURY OBLIGATION 3.87%
U.S. Treasury Note (cost $537,416,627)	2.75%		8/31/2023	$527,834	549,009,217

	Exercise Price		Expiration Date	Shares (000)

WARRANT 0.00%

Personal & Household Products
Remington Outdoor Co., Inc. (cost $871,457)	$35.05		5/15/2022	165	1,651	(a)
Total Long-Term Investments (cost $14,260,793,506)					14,808,872,917

	Interest Rate		Maturity Date	Principal Amount (000)
SHORT-TERM INVESTMENTS 1.26%

COMMERCIAL PAPER 0.81%

Auto Loans 0.05%
Hyundai Capital America	2.586%		7/1/2019	$6,815	6,815,000

Discount Stores 0.04%
Dollar General Corp.	2.586%		7/1/2019	5,922	5,922,000

34	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2019

Investments	Interest Rate	Maturity Date	Principal Amount (000)	Fair Value
Electric: Generation 0.18%
Entergy Corp.	2.576%	7/1/2019	$25,088	$25,088,000

Electric: Integrated 0.15%
KCP&L Greater Missouri Operations Co.	2.606%	7/1/2019	21,760	21,760,000

Electronics 0.07%
Amphenol Corp.	2.586%	7/1/2019	9,510	9,510,000

Food & Drug Retailers 0.02%
Walgreens Boots Alliance, Inc.	2.586%	7/1/2019	3,760	3,760,000

Gas Distribution 0.21%
Enterprise Products Operating LLC	2.576%	7/1/2019	21,547	21,547,000
Enterprise Products Operating LLC	2.576%	7/1/2019	7,854	7,854,000
Total				29,401,000

Integrated Energy 0.05%
Eni Finance USA, Inc.	2.576%	7/1/2019	6,867	6,867,000

Printing & Publishing 0.02%
RELX Investments plc	2.586%	7/1/2019	2,765	2,765,000

Rail 0.02%
Union Pacific Corp.	2.586%	7/1/2019	3,415	3,415,000
Total Commercial Paper (cost $115,303,000)				115,303,000

REPURCHASE AGREEMENTS
Repurchase Agreement dated 6/28/2019, 1.45% due 7/1/2019 with Fixed Income Clearing Corp. collateralized by $57,620,000 of U.S. Treasury Note at 2.75% due 9/15/2021; value: $59,334,368; proceeds: $58,175,648			58,169	58,168,620
Repurchase Agreement dated 6/28/2019, 2.30% due 7/1/2019 with JPMorgan Chase & Co. collateralized by $6,000,000 of U.S. Treasury Note at 2.625% due 2/28/2023; value: $6,235,043; proceeds: $6,120,189			6,000	6,000,000
Total Repurchase Agreement (cost $64,168,620)				64,168,620
Total Short-Term Investments (cost $179,471,620)				179,471,620
Total Investments in Securities 105.77% (cost $14,440,265,128)				14,988,344,537
Less Unfunded Loan Commitments (0.26)% (cost $37,389,836)				(37,379,803)
Net Investments 105.51% (cost $14,402,875,291)				14,950,964,734
Cash, Foreign Cash and Other Assets in Excess Liabilities(n) (5.51%)				(781,422,088)
Net Assets 100.00%				$14,169,542,646

See Notes to Financial Statements.	35

Schedule of Investments (unaudited)(continued)

June 30, 2019

AUD	Australian dollar.
BRL	Brazilian real.
CAD	Canadian dollar.
EUR	Euro.
JPY	Japanese yen.
ADR	American Depositary Receipt.
CMT	Constant Maturity Rate.
LIBOR	London Interbank Offered Rate.
PIK	Payment-in-kind.
Units	More than one class of securities traded together.
†	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, unless registered under such Act or exempted from registration, may only be resold to qualified institutional buyers.
#	Variable rate security. The interest rate represents the rate in effect at June 30, 2019.
*	Non-income producing security.
(a)	Level 3 Investment as described in Note 2(p) in the Notes to Financials. Security valued utilizing third party pricing information without adjustment. Such valuations are based on unobservable inputs. A significant change in third party information could result in a significantly lower or higher value of such Level 3 investments.
(b)	Investment in non-U.S. dollar denominated securities.
(c)	Foreign security traded in U.S. dollars.
(d)	Level 3 Investment as described in Note 2(p) in the Notes to Financials. Security fair valued by the Pricing Committee.
(e)	Floating Rate Loans in which the Fund invests generally pay interest at rates which are periodically re-determined at a margin above the London Interbank Offered Rate (“LIBOR”) or the prime rate offered by major U.S. banks. The rate(s) shown is the rate(s) in effect at June 30, 2019.
(f)	Level 3 Investment as described in Note 2(p) in the Notes to Financials. Floating Rate Loans categorized as Level 3 are valued based on a single quotation obtained from a dealer. Accounting principles generally accepted in the United States of America do not require the Fund to create quantitative unobservable inputs that were not developed by the Fund. Therefore, the Fund does not have access to unobservable inputs and cannot disclose such inputs in the valuation.
(g)	Interest rate to be determined.
(h)	To-be-announced (“TBA”). Security purchased on a forward commitment basis with an approximate principal and maturity date. Actual principal and maturity will be determined upon settlement when the specific mortgage pools are assigned.
(i)	Variable Rate is Fixed to Float: Rate remains fixed until designated future date.
(j)	Security is perpetual in nature and has no stated maturity.
(k)	Defaulted (non-income producing security).
(l)	Securities purchased on a when-issued basis (See Note 2(l)).
(m)	Interest rate is based on the weighted average interest rates of the underlying mortgages within the mortgage pool.
(n)	Cash, Foreign Cash and Other Assets in Excess Liabilities include net unrealized appreciation/depreciation on swaps, forward foreign currency exchange contracts and futures contracts as follows:

36	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2019

Centrally Cleared Credit Default Swaps on Indexes – Buy Protection at June 30, 2019(1):

		Fund
Referenced	Central	Pays	Termination	Notional	Notional	Payments	Unrealized
Index	Clearing party	(Quarterly)	Date	Amount	Value	Upfront(2)	Depreciation(3)
Markit CDX. NA.IG.32(4)(5)	Credit Suisse	1.00%	6/20/2024	$1,003,072,000	$981,618,647	$(18,172,954)	$(3,280,399)
Markit CDX. NA.EM.31(4)(6)	Credit Suisse	1.00%	6/20/2024	365,000,000	376,515,903	15,594,715	(4,078,812)
						$(2,578,239)	$(7,359,211)

(1)	If the Fund is a buyer of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received by Central Clearing Party are presented net of amortization (See Note 2(i)).
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $0. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $7,359,211.
(4)	Central Clearinghouse: Intercontinental Exchange (ICE).
(5)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of investment grade securities.
(6)	The Referenced Index is for the Centrally Cleared Credit Default Swaps on Indexes, which is comprised of a basket of emerging market sovereign issuers.

See Notes to Financial Statements.	37

Schedule of Investments (unaudited)(continued)

June 30, 2019

Credit Default Swaps on Indexes – Sell Protection at June 30, 2019(1):

								Credit
								Default
								Swap
		Fund						Agreements
Referenced	Swap	Receives	Termination	Notional	Notional	Payments	Unrealized	Payable at
Index/Issuer	Counterparty	(Quarterly)	Date	Amount	Value	Upfront(2)	Appreciation(3)	Fair Value(4)
Markit CMBX. NA.BBB.9*	Credit Suisse	3.00%	9/17/2058	$22,888,000	$22,130,885	$(1,676,310)	$919,195	$(757,115)
Markit CMBX. NA.BBB.9*	Deutsche Bank	3.00%	9/17/2058	36,637,000	35,425,080	(2,683,282)	1,471,362	(1,211,920)
Markit CMBX. NA.BBB.9*	Goldman Sachs	3.00%	9/17/2058	13,539,000	13,091,142	(991,592)	543,734	(447,858)
Markit CMBX. NA.BBB.9*	Morgan Stanley	3.00%	9/17/2058	78,679,000	76,076,366	(5,762,426)	3,159,792	(2,602,634)
Markit CMBX. NA.BBB.10*	Credit Suisse	3.00%	11/17/2059	50,333,000	48,719,362	(3,243,500)	1,629,862	(1,613,638)
Markit CMBX. NA.BBB.10*	Deutsche Bank	3.00%	11/17/2059	9,149,000	8,855,690	(589,569)	296,259	(293,310)
Markit CMBX. NA.BBB.10*	Goldman Sachs	3.00%	11/17/2059	38,427,000	37,195,060	(2,476,267)	1,244,327	(1,231,940)
Markit CMBX. NA.BBB.10*	Morgan Stanley	3.00%	11/17/2059	115,251,000	111,556,140	(7,426,869)	3,732,009	(3,694,860)
Markit CMBX. NA.BBB.11*	Deutsche Bank	3.00%	11/18/2054	9,162,000	8,760,048	(544,870)	142,918	(401,952)
Markit CMBX. NA.BBB.11*	J.P. Morgan Chase	3.00%	11/18/2054	4,607,000	4,404,883	(273,982)	71,865	(202,117)
Markit CMBX. NA.BBB.11*	Morgan Stanley	3.00%	11/18/2054	126,343,000	120,800,126	(7,513,703)	1,970,829	(5,542,874)
Tesla	J.P. Morgan Chase	1.00%	6/20/2020	15,704,000	15,249,624	(647,790)	193,414	(454,376)
Total						$(33,830,160)	$15,375,566	$(18,454,594)

*	The Referenced Index is for Credit Default Swaps on Indexes, which comprised of a basket of commercial mortgage-backed securities. (See Note 2(i)).
(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities.
(2)	Upfront payments received are presented net of amortization (See Note 2(i)).
(3)	Total unrealized appreciation on Credit Default Swaps on Indexes amounted to $15,375,566. Total unrealized depreciation on Credit Default Swaps on Indexes amounted to $0.
(4)	Includes upfront payments received.

38	See Notes to Financial Statements.

Schedule of Investments (unaudited)(continued)

June 30, 2019

Open Forward Foreign Currency Exchange Contracts at June 30, 2019:

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Appreciation
euro	Buy	J.P. Morgan Chase	8/14/2019	12,060,000	$13,690,938	$13,761,016	$70,078
Japanese yen	Sell	State Street Bank and Trust	9/27/2019	2,380,000,000	22,359,599	22,214,582	145,017
Unrealized Appreciation on Forward Foreign Currency Exchange Contracts							$215,095

Forward Foreign Currency Exchange Contracts	Transaction Type	Counterparty	Expiration Date	Foreign Currency	U.S. $ Cost on Origination Date	U.S. $ Current Value	Unrealized Depreciation
euro	Sell	State Street Bank and Trust	8/14/2019	1,600,000	$1,792,765	$1,825,674	$(32,910)
euro	Sell	State Street Bank and Trust	8/14/2019	13,132,000	14,864,846	14,984,218	(119,372)
euro	Sell	Toronto Dominion Bank	8/14/2019	6,075,000	6,804,371	6,931,855	(127,484)
euro	Sell	Bank of America	9/9/2019	198,000,000	223,999,974	226,368,749	(2,368,775)
euro	Sell	Barclays Bank plc	9/9/2019	17,289,000	19,644,951	19,766,108	(121,157)
Unrealized Depreciation on Forward Foreign Currency Exchange Contracts							$(2,769,698)

Open Futures Contracts at June 30, 2019:

				Notional	Notional	Unrealized
Type	Expiration	Contracts	Position	Amount	Value	Appreciation
U.S. 10-Year Treasury Note	September 2019	1,237	Long	$155,496,924	$158,297,344	$2,800,420
U.S. 10-Year Ultra Treasury Bond	September 2019	3,158	Long	427,733,200	436,198,750	8,465,550
U.S. 2-Year Treasury Note	September 2019	15,527	Long	3,321,957,709	3,341,095,016	19,137,307
U.S. 5-Year Treasury Note	September 2019	11,450	Long	1,335,913,522	1,352,889,062	16,975,540
Total Unrealized Appreciation on Open Futures Contracts						$47,378,817

				Notional	Notional	Unrealized
Type	Expiration	Contracts	Position	Amount	Value	Depreciation
Euro-Bobl	September 2019	50	Short	EUR(6,693,912)	EUR(6,722,000)	$(31,939)
U.S. Long Bond	September 2019	10,560	Short	$(1,606,333,661)	$(1,643,070,000)	(36,736,339)
U.S. Ultra Treasury Bond	September 2019	1,881	Short	(325,681,102)	(333,995,063)	(8,313,961)
Total Unrealized Depreciation on Open Futures Contracts						$(45,082,239)

See Notes to Financial Statements.	39

Schedule of Investments (unaudited)(continued)

June 30, 2019

The following is a summary of the inputs used as of June 30, 2019 in valuing the Fund’s investments carried at fair value(1):

Investment Type(2)	Level 1	Level 2	Level 3	Total
Long-Term Investments
Asset-Backed Securities	$–	$334,411,880	$–	$334,411,880
Common Stocks
Auto Parts & Equipment	–	–	14,872,896	14,872,896
Beverages	21,063,067	14,984,877	–	36,047,944
Electric: Integrated	34,578,712	178,327	–	34,757,039
Energy: Exploration & Production	2,548,713	–	416,822	2,965,535
Gas Distribution	–	274,762	–	274,762
Media: Content	–	–	2,710,212	2,710,212
Personal & Household Products	15,210,215	21,696,838	12,560,985	49,468,038
Software/Services	228,749,597	22,927,888	–	251,677,485
Specialty Retail	104,209,540	10,046,397	–	114,255,937
Remaining Industries	741,550,330	–	–	741,550,330
Floating Rate Loans
Electric: Integrated	–	88,166,250	16,509,544	104,675,794
Electronics	–	15,741,493	26,690,150	42,431,643
Personal & Household Products	–	44,213,680	1,012,945	45,226,625
Software/Services	–	27,794,506	13,914,347	41,708,853
Specialty Retail	–	42,314,180	4,197,679	46,511,859
Remaining Industries	–	473,958,729	–	473,958,729
Less Unfunded Commitments	–	(33,252,166)	(4,127,637)	(37,379,803)
Foreign Government Obligations	–	988,541,564	–	988,541,564
Government Sponsored Enterprises Pass-Through	–	950,340,761	–	950,340,761
High Yield Corporate Bonds
Automakers	–	85,965,745	1,500	85,967,245
Banking	–	1,034,845,898	2,250	1,034,848,148
Metals/Mining (Excluding Steel)	–	143,603,267	19	143,603,286
Specialty Retail	–	108,703,694	6,697,550	115,401,244
Telecommunications: Wireline Integrated & Services	–	211,226,364	1,500	211,227,864
Remaining Industries	–	7,727,021,838	–	7,727,021,838
Municipal Bonds	–	595,879,042	–	595,879,042
Non-Agency Commercial Mortgage-Backed Securities	–	55,562,720	–	55,562,720
Preferred Stocks	13,962,776	–	–	13,962,776
U.S. Treasury Obligation	–	549,009,217	–	549,009,217
Warrant	–	–	1,651	1,651
Short-Term Investments
Commercial Paper	–	115,303,000	–	115,303,000
Repurchase Agreements	–	64,168,620	–	64,168,620
Total	$1,161,872,950	$13,693,629,371	$95,462,413	$14,950,964,734

40	See Notes to Financial Statements.

Schedule of Investments (unaudited)(concluded)

June 30, 2019

Investment Type(2)	Level 1	Level 2	Level 3	Total
Other Financial Instruments
Centrally Cleared Credit Default Swap Contracts
Assets	$–	$–	$–	$–
Liabilities	–	(7,359,211)	–	(7,359,211)
Credit Default Swap Contracts
Assets	–	–	–	–
Liabilities	–	(18,454,594)	–	(18,454,594)
Forward Foreign Currency Exchange Contracts
Assets	–	215,095	–	215,095
Liabilities	–	(2,769,698)	–	(2,769,698)
Futures Contracts
Assets	47,378,817	–	–	47,378,817
Liabilities	(45,082,239)	–	–	(45,082,239)
Total	$2,296,578	$(28,368,408)	$–	$(26,071,830)

(1)	Refer to Note 2(p) for a description of fair value measurements and the three-tier hierarchy of inputs.
(2)	See Schedule of Investments for fair values in each industry and identification of foreign issuers and/or geography. The table above is presented by Investment Type. Industries are presented within an Investment Type should such Investment Type include securities classified as two or more levels within the three-tier fair value hierarchy. Each Level 3 security is identified on the Schedule of Investments along with the valuation technique utilized.

The following is a reconciliation of investments with unobservable inputs (Level 3) that were used in determining fair value:

			High Yield
	Common	Floating	Corporate
Investment Type	Stocks	Rate Loans	Bonds	Warrants
Balance as of January 1, 2019	$13,179,430	$50,229,383	$5,269	$1,651
Accrued Discounts (Premiums)	–	4,970	2,963	–
Realized Gain (Loss)	664,980	(1,216,643)	–	–
Change in Unrealized Appreciation (Depreciation)	519,715	1,961,535	2,352,733	–
Purchases	16,249,063	52,908,537	321,029	–
Sales	(16,624,500)	(24,423,499)	–	–
Transfers into Level 3	16,572,227	3,757,930	4,020,825	–
Transfers out of Level 3	–	(25,025,185)	–	–
Balance as of June 30, 2019	$30,560,915	$58,197,028	$6,702,819	$1,651
Change in unrealized appreciation/depreciation for the period ended June 30, 2019, related to Level 3 investments held at June 30, 2019	$519,715	$1,961,535	$2,352,733	$–

See Notes to Financial Statements.	41

Statement of Assets and Liabilities (unaudited)

June 30, 2019

ASSETS:
Investments in securities, at fair value (cost $14,402,875,291)	$14,950,964,734
Cash	37,868,346
Deposits with brokers for futures collateral	23,947,693
Deposits with brokers for swaps collateral	39,180,664
Foreign cash, at value (cost $33,764,016)	33,944,137
Receivables:
Interest and dividends	160,059,557
Investment securities sold	154,635,213
Capital shares sold	102,860,595
Unrealized appreciation on forward foreign currency exchange contracts	215,095
Prepaid expenses and other assets	296,377
Total assets	15,503,972,411
LIABILITIES:
Payables:
Investment securities purchased	1,226,540,951
Capital shares reacquired	24,621,814
Management fee	4,989,139
12b-1 distribution plan	2,459,748
Variation margin on futures contracts	2,387,026
Directors’ fees	2,066,751
Fund administration	455,763
Variation margin for centrally cleared credit default swap agreements	447,309
Unrealized depreciation on forward foreign currency exchange contracts	2,769,698
Credit default swap agreements payable, at fair value (including upfront payments of $33,830,160)	18,454,594
Unrealized depreciation on unfunded commitments	10,033
Distributions payable	47,098,259
Accrued expenses	2,128,680
Total liabilities	1,334,429,765
NET ASSETS	$14,169,542,646
COMPOSITION OF NET ASSETS:
Paid-in capital	$13,892,016,988
Total distributable earnings	277,525,658
Net Assets	$14,169,542,646

42	See Notes to Financial Statements.

Statement of Assets and Liabilities (unaudited) (concluded)

June 30, 2019

Net assets by class:
Class A Shares	$4,817,438,534
Class C Shares	$1,285,463,515
Class F Shares	$4,666,775,416
Class F3 Shares	$1,903,973,278
Class I Shares	$1,102,076,348
Class P Shares	$18,346,738
Class R2 Shares	$7,001,097
Class R3 Shares	$174,702,775
Class R4 Shares	$30,919,941
Class R5 Shares	$34,955,917
Class R6 Shares	$127,889,087
Outstanding shares by class:
Class A Shares (1.8 billion shares of common stock authorized, $.001 par value)	595,762,182
Class C Shares (600 million shares of common stock authorized, $.001 par value)	158,536,845
Class F Shares (2.25 billion shares of common stock authorized, $.001 par value)	577,987,608
Class F3 Shares (900 million shares of common stock authorized, $.001 par value)	236,547,043
Class I Shares (900 million shares of common stock authorized, $.001 par value)	137,048,341
Class P Shares (160 million shares of common stock authorized, $.001 par value)	2,217,912
Class R2 Shares (478 million shares of common stock authorized, $.001 par value)	865,664
Class R3 Shares (478 million shares of common stock authorized, $.001 par value)	21,640,484
Class R4 Shares (478 million shares of common stock authorized, $.001 par value)	3,822,500
Class R5 Shares (478 million shares of common stock authorized, $.001 par value)	4,341,759
Class R6 Shares (478 million shares of common stock authorized, $.001 par value)	15,891,853
Net asset value, offering and redemption price per share (Net assets divided by outstanding shares):
Class A Shares-Net asset value	$8.09
Class A Shares-Maximum offering price (Net asset value plus sales charge of 2.25%)	$8.28
Class C Shares-Net asset value	$8.11
Class F Shares-Net asset value	$8.07
Class F3 Shares-Net asset value	$8.05
Class I Shares-Net asset value	$8.04
Class P Shares-Net asset value	$8.27
Class R2 Shares-Net asset value	$8.09
Class R3 Shares-Net asset value	$8.07
Class R4 Shares-Net asset value	$8.09
Class R5 Shares-Net asset value	$8.05
Class R6 Shares-Net asset value	$8.05

See Notes to Financial Statements.	43

Statement of Operations (unaudited)

For the Six Months Ended June 30, 2019

Investment income:
Dividends (net of foreign withholding taxes of $46,022)	$4,972,883
Interest and other	315,747,758
Total investment income	320,720,641
Expenses:
Management fee	28,638,996
12b-1 distribution plan-Class A	4,488,163
12b-1 distribution plan-Class C	5,355,018
12b-1 distribution plan-Class F	2,094,531
12b-1 distribution plan-Class P	40,179
12b-1 distribution plan-Class R2	19,869
12b-1 distribution plan-Class R3	402,131
12b-1 distribution plan-Class R4	28,964
Shareholder servicing	4,878,165
Fund administration	2,603,557
Reports to shareholders	537,406
Registration	299,848
Directors’ fees	167,789
Custody	145,630
Professional	139,241
Other	160,905
Gross expenses	50,000,392
Expense reductions (See Note 9)	(205,721)
Net expenses	49,794,671
Net investment income	270,925,970
Net realized and unrealized gain (loss):
Net realized loss on investments	(29,956,017)
Net realized loss on futures contracts	(84,358,235)
Net realized gain on foreign currency exchange contracts	5,900,430
Net realized loss on swap contracts	(4,082,066)
Net realized gain on foreign currency related transactions	608,899
Net change in unrealized appreciation/depreciation on investments	1,103,430,548
Net change in unrealized appreciation/depreciation on futures contracts	33,074,861
Net change in unrealized appreciation/depreciation on foreign currency exchange contracts	61,293
Net change in unrealized appreciation/depreciation on swap contracts	21,293,528
Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies	313,841
Net change in unrealized appreciation/depreciation on unfunded commitments	68,722
Net realized and unrealized gain	1,046,355,804
Net Increase in Net Assets Resulting From Operations	$1,317,281,774

44	See Notes to Financial Statements.

Statements of Changes in Net Assets

INCREASE (DECREASE) IN NET ASSETS	For the Six Months Ended June 30, 2019 (unaudited)	For the Year Ended December 31, 2018
Operations:
Net investment income	$270,925,970	$537,414,766
Net realized gain (loss) on investments, futures contracts, forward currency exchange contracts, swaps and foreign currency related transactions	(111,886,989)	27,477,503
Net change in unrealized appreciation/depreciation on investments, futures contracts, forward currency exchange contracts, swaps, unfunded commitments and translation of assets and liabilities denominated in foreign currencies	1,158,242,793	(1,073,407,115)
Net increase (decrease) in net assets resulting from operations	1,317,281,774	(508,514,846)
Distributions to shareholders:
Class A	(98,416,398)	(273,541,757)
Class B	–	(36,443)
Class C	(24,134,919)	(82,853,966)
Class F	(93,617,490)	(255,883,833)
Class F3	(39,230,841)	(89,827,609)
Class I	(22,855,523)	(65,360,758)
Class P	(370,064)	(1,192,680)
Class R2	(132,228)	(416,429)
Class R3	(3,290,414)	(8,820,786)
Class R4	(502,486)	(909,635)
Class R5	(745,507)	(1,918,387)
Class R6	(2,889,385)	(6,994,963)
Class T	–	(249)
Total distributions to shareholders	(286,185,255)	(787,757,495)
Capital share transactions (Net of share conversions) (See Note 14):
Net proceeds from sales of shares	2,393,934,744	4,366,086,058
Reinvestment of distributions	253,377,816	696,869,024
Cost of shares reacquired	(1,687,566,007)	(4,183,622,590)
Net increase in net assets resulting from capital share transactions	959,746,553	879,332,492
Net increase (decrease) in net assets	1,990,843,072	(416,939,849)
NET ASSETS:
Beginning of period	$12,178,699,574	$12,595,639,423
End of period	$14,169,542,646	$12,178,699,574

See Notes to Financial Statements.	45

Financial Highlights

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment oper- ations	Net investment income	Net realized gain	Total distri- butions
Class A
6/30/2019(c)	$7.47	$0.16	$0.63	$0.79	$(0.17)	$–	$(0.17)
12/31/2018	8.25	0.33	(0.63)	(0.30)	(0.36)	(0.12)	(0.48)
12/31/2017	7.93	0.33	0.39	0.72	(0.35)	(0.05)	(0.40)
12/31/2016	7.40	0.35	0.54	0.89	(0.36)	–	(0.36)
12/31/2015	7.93	0.32	(0.44)	(0.12)	(0.35)	(0.06)	(0.41)
12/31/2014	8.15	0.37	– (f)	0.37	(0.39)	(0.20)	(0.59)

Class C
6/30/2019(c)	7.49	0.14	0.63	0.77	(0.15)	–	(0.15)
12/31/2018	8.27	0.28	(0.63)	(0.35)	(0.31)	(0.12)	(0.43)
12/31/2017	7.95	0.28	0.39	0.67	(0.30)	(0.05)	(0.35)
12/31/2016	7.42	0.30	0.55	0.85	(0.32)	–	(0.32)
12/31/2015	7.95	0.27	(0.44)	(0.17)	(0.30)	(0.06)	(0.36)
12/31/2014	8.17	0.32	– (f)	0.32	(0.34)	(0.20)	(0.54)

Class F
6/30/2019(c)	7.46	0.16	0.62	0.78	(0.17)	–	(0.17)
12/31/2018	8.24	0.34	(0.64)	(0.30)	(0.36)	(0.12)	(0.48)
12/31/2017	7.92	0.34	0.39	0.73	(0.36)	(0.05)	(0.41)
12/31/2016	7.39	0.36	0.54	0.90	(0.37)	–	(0.37)
12/31/2015	7.91	0.33	(0.44)	(0.11)	(0.35)	(0.06)	(0.41)
12/31/2014	8.14	0.38	(0.01)	0.37	(0.40)	(0.20)	(0.60)

Class F3
6/30/2019(c)	7.43	0.17	0.63	0.80	(0.18)	–	(0.18)
12/31/2018	8.21	0.35	(0.63)	(0.28)	(0.38)	(0.12)	(0.50)
4/4/2017 to 12/31/2017(g)	8.01	0.25	0.27	0.52	(0.27)	(0.05)	(0.32)

Class I
6/30/2019(c)	7.43	0.17	0.62	0.79	(0.18)	–	(0.18)
12/31/2018	8.21	0.34	(0.63)	(0.29)	(0.37)	(0.12)	(0.49)
12/31/2017	7.89	0.35	0.38	0.73	(0.36)	(0.05)	(0.41)
12/31/2016	7.36	0.36	0.55	0.91	(0.38)	–	(0.38)
12/31/2015	7.89	0.34	(0.45)	(0.11)	(0.36)	(0.06)	(0.42)
12/31/2014	8.11	0.38	– (f)	0.38	(0.40)	(0.20)	(0.60)

Class P
6/30/2019(c)	7.64	0.16	0.63	0.79	(0.16)	–	(0.16)
12/31/2018	8.44	0.31	(0.64)	(0.33)	(0.35)	(0.12)	(0.47)
12/31/2017	8.11	0.34	0.39	0.73	(0.35)	(0.05)	(0.40)
12/31/2016	7.57	0.35	0.56	0.91	(0.37)	–	(0.37)
12/31/2015	8.10	0.33	(0.45)	(0.12)	(0.35)	(0.06)	(0.41)
12/31/2014	8.33	0.38	(0.01)	0.37	(0.40)	(0.20)	(0.60)

46	See Notes to Financial Statements.

		Ratios to Average Net Assets:				Supplemental Data:

Net asset value, end of period	Total return(b) (%)	Total expenses (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$8.09	10.66 (d)	0.79	(e)	4.15	(e)	$4,817,439	101	(d)
7.47	(3.79)	0.79		4.11		4,252,132	147
8.25	9.21	0.81		4.10		4,491,809	113
7.93	12.35	0.81		4.57		4,263,801	119
7.40	(1.74)	0.82		4.10		4,183,669	119
7.93	4.51	0.86		4.50		4,524,711	88

8.11	10.30 (d)	1.42	(e)	3.52	(e)	1,285,464	101	(d)
7.49	(4.38)	1.43		3.46		1,296,749	147
8.27	8.52	1.43		3.49		1,872,830	113
7.95	11.63	1.44		3.95		1,892,905	119
7.42	(2.35)	1.46		3.48		1,882,589	119
7.95	3.85	1.50		3.86		2,082,896	88

8.07	10.74 (d)	0.69	(e)	4.23	(e)	4,666,775	101	(d)
7.46	(3.83)	0.69		4.20		3,827,057	147
8.24	9.32	0.71		4.16		3,793,021	113
7.92	12.46	0.71		4.65		2,607,811	119
7.39	(1.53)	0.72		4.20		1,893,642	119
7.91	4.53	0.72		4.59		1,817,781	88

8.05	10.85 (d)	0.52	(e)	4.40	(e)	1,903,973	101	(d)
7.43	(3.57)	0.52		4.37		1,533,935	147
8.21	6.55 (d)	0.53	(e)	4.06	(e)	1,093,748	113

8.04	10.83 (d)	0.59	(e)	4.33	(e)	1,102,076	101	(d)
7.43	(3.77)	0.59		4.30		927,024	147
8.21	9.44	0.61		4.25		1,039,534	113
7.89	12.62	0.61		4.77		450,661	119
7.36	(1.59)	0.62		4.28		382,854	119
7.89	4.76	0.62		4.68		393,851	88

8.27	10.47 (d)	1.04	(e)	3.91	(e)	18,347	101	(d)
7.64	(4.00)	0.95		3.94		17,453	147
8.44	9.18	0.86		4.07		32,370	113
8.11	12.27	0.87		4.53		36,825	119
7.57	(1.66)	0.87		4.06		35,632	119
8.10	4.39	0.87		4.51		44,078	88

See Notes to Financial Statements.	47

Financial Highlights (concluded)

		Per Share Operating Performance:
		Investment Operations:			Distributions to shareholders from:
	Net asset value, beginning of period	Net invest- ment income(a)	Net realized and unrealized gain (loss)	Total from invest- ment oper- ations	Net investment income	Net realized gain	Total distri- butions
Class R2
6/30/2019(c)	$7.47	$0.15	$0.63	$0.78	$(0.16)	$–	$(0.16)
12/31/2018	8.25	0.30	(0.64)	(0.34)	(0.32)	(0.12)	(0.44)
12/31/2017	7.93	0.30	0.39	0.69	(0.32)	(0.05)	(0.37)
12/31/2016	7.40	0.31	0.55	0.86	(0.33)	–	(0.33)
12/31/2015	7.93	0.29	(0.44)	(0.15)	(0.32)	(0.06)	(0.38)
12/31/2014	8.15	0.34	– (f)	0.34	(0.36)	(0.20)	(0.56)

Class R3
6/30/2019(c)	7.46	0.15	0.62	0.77	(0.16)	–	(0.16)
12/31/2018	8.24	0.30	(0.63)	(0.33)	(0.33)	(0.12)	(0.45)
12/31/2017	7.92	0.31	0.38	0.69	(0.32)	(0.05)	(0.37)
12/31/2016	7.39	0.32	0.55	0.87	(0.34)	–	(0.34)
12/31/2015	7.91	0.30	(0.44)	(0.14)	(0.32)	(0.06)	(0.38)
12/31/2014	8.14	0.35	(0.01)	0.34	(0.37)	(0.20)	(0.57)

Class R4
6/30/2019(c)	7.47	0.16	0.63	0.79	(0.17)	–	(0.17)
12/31/2018	8.25	0.33	(0.64)	(0.31)	(0.35)	(0.12)	(0.47)
12/31/2017	7.93	0.33	0.38	0.71	(0.34)	(0.05)	(0.39)
12/31/2016	7.40	0.34	0.55	0.89	(0.36)	–	(0.36)
6/30/2015 to 12/31/2015(h)	7.99	0.16	(0.52)	(0.36)	(0.17)	(0.06)	(0.23)

Class R5
6/30/2019(c)	7.43	0.17	0.63	0.80	(0.18)	–	(0.18)
12/31/2018	8.21	0.34	(0.63)	(0.29)	(0.37)	(0.12)	(0.49)
12/31/2017	7.86	0.35	0.41	0.76	(0.36)	(0.05)	(0.41)
12/31/2016	7.36	0.21	0.67	0.88	(0.38)	–	(0.38)
6/30/2015 to 12/31/2015(h)	7.95	0.17	(0.52)	(0.35)	(0.18)	(0.06)	(0.24)

Class R6
6/30/2019(c)	7.43	0.17	0.63	0.80	(0.18)	–	(0.18)
12/31/2018	8.21	0.35	(0.63)	(0.28)	(0.38)	(0.12)	(0.50)
12/31/2017	7.89	0.35	0.39	0.74	(0.37)	(0.05)	(0.42)
12/31/2016	7.37	0.37	0.53	0.90	(0.38)	–	(0.38)
6/30/2015 to 12/31/2015(h)	7.95	0.17	(0.51)	(0.34)	(0.18)	(0.06)	(0.24)

(a)	Calculated using average shares outstanding during the period.
(b)	Total return for Classes A and C does not consider the effects of sales loads and assumes the reinvestment of all distributions. Total return for all other classes assumes the reinvestment of all distributions.
(c)	Unaudited.
(d)	Not annualized.
(e)	Annualized.
(f)	Amount less than $0.01.
(g)	Commenced on April 4, 2017.
(h)	Commenced on June 30, 2015.

48	See Notes to Financial Statements.

			Ratios to Average Net Assets:				Supplemental Data:

Net asset value, end of period	Total return(b) (%)		Total expenses (%)		Net investment income (%)		Net assets, end of period (000)	Portfolio turnover rate (%)

$8.09	10.45	(d)	1.19	(e)	3.75	(e)	$7,001	101	(d)
7.47	(4.17)		1.19		3.71		6,460	147
8.25	8.78		1.21		3.68		9,066	113
7.93	11.91		1.21		4.05		5,324	119
7.40	(2.13)		1.22		3.71		4,075	119
7.93	4.15		1.22		4.13		4,557	88

8.07	10.53	(d)	1.09	(e)	3.85	(e)	174,703	101	(d)
7.46	(4.21)		1.09		3.81		152,743	147
8.24	8.90		1.10		3.80		151,842	113
7.92	12.03		1.11		4.19		128,317	119
7.39	(1.91)		1.12		3.82		107,581	119
7.91	4.13		1.10		4.24		111,368	88

8.09	10.64	(d)	0.84	(e)	4.09	(e)	30,920	101	(d)
7.47	(3.83)		0.84		4.09		18,847	147
8.25	9.16		0.86		3.98		8,420	113
7.93	12.29		0.86		4.40		2,072	119
7.40	(4.59	)(d)	0.87	(e)	4.27	(e)	207	119

8.05	10.82	(d)	0.59	(e)	4.35	(e)	34,956	101	(d)
7.43	(3.63)		0.59		4.32		30,204	147
8.21	9.46		0.61		4.29		27,302	113
7.86	12.62		0.61		2.70		386	119
7.36	(4.50	)(d)	0.62	(e)	4.39	(e)	10	119

8.05	10.86	(d)	0.52	(e)	4.42	(e)	127,889	101	(d)
7.43	(3.56)		0.52		4.39		116,094	147
8.21	9.54		0.52		4.31		69,028	113
7.89	12.56		0.53		4.83		15,346	119
7.37	(4.36	)(d)	0.54	(e)	4.49	(e)	10,994	119

See Notes to Financial Statements.	49

Notes to Financial Statements (unaudited)

1.	ORGANIZATION

Lord Abbett Bond-Debenture Fund, Inc. (the “Fund”) is registered under the Investment Company Act of 1940, as amended (the “Act”), as a diversified, open-end management investment company. The Fund was organized in 1970 and incorporated under Maryland law on January 23, 1976.

The Fund’s investment objective is to seek high current income and the opportunity for capital appreciation to produce a high total return. The Fund has eleven active classes of shares: Class A, C, F, F3, I, P, R2, R3, R4, R5 and R6, each with different expenses and dividends. A front-end sales charge is normally added to the net asset value (“NAV”) for Class A shares. There is no front-end sales charge in the case of Class C, F, F3, I, P, R2, R3, R4, R5 and R6 shares, although there may be a contingent deferred sales charge (“CDSC”) in certain cases as follows: Class A shares purchased without a sales charge and redeemed before the first day of the month in which the one-year anniversary of the purchase falls (subject to certain exceptions as set forth in the Fund’s prospectus); Class C shares redeemed before the first anniversary of purchase. Class C shares will convert automatically into Class A shares on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the tenth anniversary of the month on which the purchase order was accepted. The Fund’s Class P shares are closed to substantially all new investors, with certain exceptions as set forth in the Fund’s prospectus.

The preparation of the financial statements in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”) requires management to make certain estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates. The Fund is considered an investment company under U.S. GAAP and follows the accounting and reporting guidance applicable to investment companies.

2.	SIGNIFICANT ACCOUNTING POLICIES

(a)	Investment Valuation–Under procedures approved by the Fund’s Board of Directors (the “Board”), Lord, Abbett & Co. LLC (“Lord Abbett”), the Fund’s investment manager, has formed a Pricing Committee to administer the pricing and valuation of portfolio investments and to ensure that prices utilized reasonably reflect fair value. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Securities actively traded on any recognized U.S. or non-U.S. exchange or on The NASDAQ Stock Market LLC are valued at the last sale price or official closing price on the exchange or system on which they are principally traded. Events occurring after the close of trading on non-U.S. exchanges may result in adjustments to the valuation of foreign securities to reflect their fair value as of the close of regular trading on the New York Stock Exchange. The Fund may utilize an independent fair valuation service in adjusting the valuations of foreign securities. Unlisted equity securities are valued at the last quoted sale price or, if no sale price is available, at the mean between the most recently quoted bid and asked prices. Fixed income securities are valued based on evaluated prices supplied by independent pricing services, which reflect broker/dealer supplied valuations and the independent pricing services’ own electronic data processing techniques. Floating rate loans are valued at the average of bid and ask quotations obtained from dealers in loans on the basis of prices supplied by independent pricing services. Exchange traded options and futures contracts are valued at the last quoted

Notes to Financial Statements (unaudited)(continued)

sale price in the market where they are principally traded. If no sale has occurred, the mean between the most recently quoted bid and asked prices is used. Forward foreign currency exchange contracts are valued using daily forward exchange rates. Swaps are valued daily using independent pricing services or quotations from broker/dealers to the extent available.

Securities for which prices are not readily available are valued at fair value as determined by the Pricing Committee. The Pricing Committee considers a number of factors, including observable and unobservable inputs, when arriving at fair value. The Pricing Committee may use related or comparable assets or liabilities, recent transactions, market multiples, book values, yield curves, broker quotes, observable trading activity, option adjusted spread models and other relevant information to determine the fair value of portfolio investments. The Board or a designated committee thereof regularly reviews fair value determinations made by the Pricing Committee and may employ techniques such as reviewing related market activity, reviewing inputs and assumptions, and retrospectively comparing prices of subsequent purchases and sales transactions to fair value determinations made by the Pricing Committee.

Short-term securities with 60 days or less remaining to maturity are valued using the amortized cost method, which approximates fair value.

(b)	Security Transactions–Security transactions are recorded as of the date that the securities are purchased or sold (trade date). Realized gains and losses on sales of portfolio securities are calculated using the identified-cost method. Realized and unrealized gains (losses) are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(c)	Investment Income–Dividend income is recorded on the ex-dividend date. Interest income is recorded on the accrual basis as earned. Discounts are accreted and premiums are amortized using the effective interest method and are included in Interest and other income on the Statement of Operations. Withholding taxes on foreign dividends and interest have been provided for in accordance with the applicable country’s tax rules and rates. Investment income is allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day.

(d)	Income Taxes–It is the policy of the Fund to meet the requirements of Subchapter M of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all taxable income and capital gains to its shareholders. Therefore, no income tax provision is required.

The Fund files U.S. federal and various state and local tax returns. No income tax returns are currently under examination. The statute of limitations on the Fund’s filed U.S. federal tax returns remains open for the fiscal years ended December 31, 2015 through December 31, 2018. The statutes of limitations on the Fund’s state and local tax returns may remain open for an additional year depending upon the jurisdiction.

(e)	Expenses–Expenses, excluding class-specific expenses, are allocated to each class of shares based upon the relative proportion of net assets at the beginning of the day. Class A, C, F, P, R2, R3 and R4 shares bear their class-specific share of all expenses and fees relating to the Fund’s 12b-1 Distribution Plan.

(f)	Foreign Transactions–The books and records of the Fund are maintained in U.S. dollars and transactions denominated in foreign currencies are recorded in the Fund’s records at the rate

Notes to Financial Statements (unaudited)(continued)

prevailing when earned or recorded. Asset and liability accounts that are denominated in foreign currencies are adjusted daily to reflect current exchange rates and any unrealized gain (loss), if applicable, is included in Net change in unrealized appreciation/depreciation on translation of assets and liabilities denominated in foreign currencies on the Fund’s Statement of Operations. The resultant exchange gains and losses upon settlement of such transactions, if applicable, are included in Net realized gain (loss) on foreign currency related transactions on the Fund’s Statement of Operations. The Fund does not isolate that portion of the results of operations arising as a result of changes in the foreign exchange rates from the changes in market prices of the securities.

The Fund uses foreign currency exchange contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts’ terms.

(g)	Forward Foreign Currency Exchange Contracts–The Fund may enter into forward foreign currency exchange contracts in order to reduce exposure to changes in foreign currency exchange rates on foreign portfolio holdings, or gain or reduce exposure to foreign currency solely for investment purposes. A forward foreign currency exchange contract is a commitment to purchase or sell a foreign currency at a future date at a negotiated rate. The contracts are valued daily at forward exchange rates and any unrealized gain (loss) is included in Net change in unrealized appreciation/depreciation on foreign currency exchange contracts on the Fund’s Statement of Operations. The gain (loss) arising from the difference between the U.S. dollar cost of the original contract and the value of the foreign currency in U.S. dollars upon closing of such contracts is included in Net realized gain (loss) on foreign currency exchange contracts on the Fund’s Statement of Operations.

(h)	Futures Contracts–The Fund may purchase and sell futures contracts to enhance returns, to attempt to economically hedge some of its investment risk, or as a substitute position in lieu of holding the underlying asset on which the instrument is based. At the time of entering into a futures transaction, an investor is required to deposit and maintain a specified amount of cash or eligible securities called “initial margin.” Subsequent payments made or received by the Fund called “variation margin” are made on a daily basis as the market price of the futures contract fluctuates. The Fund will record an unrealized gain (loss) based on the amount of variation margin. When a contract is closed, a realized gain (loss) is recorded equal to the difference between the opening and closing value of the contract.

(i)	Credit Default Swaps–The Fund may enter into credit default swap contracts in order to hedge credit risk or for speculation purposes. As a seller of a credit default swap contract (“seller of protection”), the Fund is required to pay the notional amount or other agreed-upon value of a referenced debt obligation to the counterparty in the event of a default by or other credit event involving the referenced issuer, obligation or index. In return, the Fund receives from the counterparty a periodic stream of payments over the term of the contract.

As a purchaser of a credit default swap contract (“buyer of protection”), the Fund would receive the notional amount or other agreed upon value of a referenced debt obligation from the counterparty in the event of default by or other credit event involving the referenced issuer, obligation or index. In return, the Fund would make periodic payments to the counterparty over the term of the contracts, provided no event of default has occurred.

Notes to Financial Statements (unaudited)(continued)

These credit default swaps may have as a reference obligation corporate or sovereign issuers or credit indexes. These credit indexes are comprised of a basket of securities representing a particular sector of the market.

Credit default swaps are fair valued based upon quotations from counterparties, brokers or market-makers and the change in value, if any, is recorded as an unrealized appreciation or depreciation. For a credit default swap sold by the Fund, payment of the agreed-upon amount made by the Fund in the event of default of the referenced debt obligation is recorded as the cost of the referenced debt obligation purchased/received. For a credit default swap purchased by the Fund, the agreed-upon amount received by the Fund in the event of default of the referenced debt obligation is recorded as proceeds from sale/delivery of the referenced debt obligation and the resulting gain or loss realized on the referenced debt obligation is recorded as such by the Fund.

Any upfront payments made or received upon entering a credit default swap contract would be amortized or accreted over the life of the swap and recorded as realized gains or losses. Collateral, in the form of cash or securities, may be required to be held in segregated accounts with the custodian bank or broker in accordance with the swap agreement. The value and credit rating of each credit default swap where the Fund is the seller of protection are both measures of the current payment/performance risk of the swap. As the value of the swap changes as a positive or negative percentage of the total notional amount, the payment/performance risk may decrease or increase, respectively. The maximum potential amount of future payments (undiscounted) that the Fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the Fund for the same referenced entity or entities.

Entering into credit default swaps involves credit and market risk. Such risks involve the possibility that there will be no liquid market for these agreements, that the counterparty to the agreements may default on its obligation to perform or disagree as to the meaning of the contractual terms in the agreements, and that there may be unfavorable changes in interest rates, and that Lord Abbett does not correctly predict the creditworthiness of the issuers of the reference obligation on which the credit default swap is based. For the centrally cleared credit default swaps, there was minimal counterparty risk to the Fund, since such credit default swaps entered into were traded through a central clearinghouse, which guarantees against default.

(j)	Mortgage Dollar Rolls–The Fund may enter into mortgage dollar rolls in which a Fund sells mortgage-backed securities for delivery in the current month and simultaneously contracts with the same counterparty to repurchase similar (same type, coupon and maturity) but not identical securities on a specified future date. During the roll period, the Fund loses the right to receive principal (including prepayments of principal) and interest paid on the securities sold.

(k)	Total Return Swaps–The Fund may enter into total return swap agreements to obtain exposure to a security or market without owning such security or investing directly in that market. The Fund may agree to make payments that are the equivalent of interest in exchange for the right to receive payments equivalent to any appreciation in the value of an underlying security, index or other asset, as well as receive payments equivalent to any distributions made on that asset, over the term of the swap. If the value of the asset underlying a total return

Notes to Financial Statements (unaudited)(continued)

swap declines over the term of the swap, the Fund also may be required to pay an amount equal to that decline in value to their counterparty.

(l)	When-Issued, Forward Transactions or To-Be-Announced (“TBA”) Transactions–The Fund may purchase portfolio securities on a when-issued or forward basis. When-issued, forward transactions or TBA transactions involve a commitment by a fund to purchase securities, with payment and delivery (“settlement”) to take place in the future, in order to secure what is considered to be an advantageous price or yield at the time of entering into the transaction. During the period between purchase and settlement, the fair value of the securities will fluctuate and assets consisting of cash and/or marketable securities (normally short-term U.S. Government or U.S. Government sponsored enterprise securities) marked to market daily in an amount sufficient to make payment at settlement will be segregated at the Fund’s custodian in order to pay for the commitment. At the time the Fund makes the commitment to purchase a security on a when-issued basis, it will record the transaction and reflect the liability for the purchase and fair value of the security in determining its NAV. The Fund, generally, has the ability to close out a purchase obligation on or before the settlement date rather than take delivery of the security. Under no circumstances will settlement for such securities take place more than 120 days after the purchase date.

(m)	Repurchase Agreements–The Fund may enter into repurchase agreements with respect to securities. A repurchase agreement is a transaction in which a fund acquires a security and simultaneously commits to resell that security to the seller (a bank or securities dealer) at an agreed-upon price on an agreed-upon date. The Fund requires at all times that the repurchase agreement be collateralized by cash, or by securities of the U.S. Government, its agencies, its instrumentalities, or U.S. Government sponsored enterprises having a value equal to, or in excess of, the value of the repurchase agreement (including accrued interest). If the seller of the agreement defaults on its obligation to repurchase the underlying securities at a time when the fair value of these securities has declined, the Fund may incur a loss upon disposition of the securities.

(n)	Reverse Repurchase Agreements–The Fund may enter into reverse repurchase agreements. In a reverse repurchase agreement, the Fund sells a security to a securities dealer or bank for cash and also agrees to repurchase the same security later at a set price. Reverse repurchase agreements expose the Fund to credit risk (that is, the risk that the counterparty will fail to resell the security to the Fund). Engaging in reverse repurchase agreements also may involve the use of leverage, in that the Fund may reinvest the cash it receives in additional securities. Reverse repurchase agreements involve the risk that the market value of the securities to be repurchased by the Fund may decline below the repurchase price.

For the six months ended June 30, 2019, the average interest rate, the amount of interest and the average principal amount for the days borrowed in the period were as follows:

Interest Rate	Average Interest	Average Amount Borrowed
6.00%	$27,062	$1,867,331

(o)	Floating Rate Loans–The Fund may invest in floating rate loans, which usually take the form of loan participations and assignments. Loan participations and assignments are agreements to make money available to U.S. or foreign corporations, partnerships or other business entities (the “Borrower”) in a specified amount, at a specified rate and within a specified time. A loan

Notes to Financial Statements (unaudited)(continued)

is typically originated, negotiated and structured by a U.S. or foreign bank, insurance company or other financial institution (the “Agent”) for a group of loan investors (“Loan Investors”). The Agent typically administers and enforces the loan on behalf of the other Loan Investors in the syndicate and may hold any collateral on behalf of the Loan Investors. Such loan participations and assignments are typically senior, secured and collateralized in nature. The Fund records an investment when the Borrower withdraws money and records interest as earned. These loans pay interest at rates which are periodically reset by reference to a base lending rate plus a spread. These base lending rates are generally the prime rate offered by a designated U.S. bank or London InterBank Offered Rate (“LIBOR”).

The loans in which the Fund invests may be subject to some restrictions on resale. For example, the Fund may be contractually obligated to receive approval from the Agent and/or Borrower prior to the sale of these investments. The Fund generally has no right to enforce compliance with the terms of the loan agreement with the Borrower. As a result, the Fund assumes the credit risk of the Borrower, the selling participant and any other persons interpositioned between the Fund and the Borrower (“Intermediate Participants”). In the event that the Borrower, selling participant or Intermediate Participants become insolvent or enter into bankruptcy, the Fund may incur certain costs and delays in realizing payment or may suffer a loss of principal and/or interest.

Unfunded commitments represent the remaining obligation of the Fund to the Borrower. At any point in time, up to the maturity date of the issue, the Borrower may demand the unfunded portion. Until demanded by the Borrower, unfunded commitments are not recognized as an asset on the Statement of Assets and Liabilities. Unrealized appreciation/depreciation on unfunded commitments if any on the Statement of Assets and Liabilities represents mark to market of the unfunded portion of the Fund’s floating rate notes. As of June 30, 2019, the Fund had the following unfunded loan commitments:

Pacific Gas and Electric Company DIP Delayed Draw Term Loan	$4,102,000
Nexstar Media Group, Inc. Bridge Term Loan	31,335,000
Mavis Tire Express Services Corp. 1st Lien Delayed Draw Term Loan	1,949,657
Total	$37,386,657

(p)	Fair Value Measurements–Fair value is defined as the price that the Fund would receive upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. A three-tier hierarchy is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk – for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The three-tier hierarchy classification is determined based on the lowest level of inputs that is significant to the fair value measurement, and is summarized in the three broad Levels listed below:

Notes to Financial Statements (unaudited)(continued)

•	Level 1 –	unadjusted quoted prices in active markets for identical investments;

•	Level 2 –	other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.); and

•	Level 3 –	significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments).

A summary of inputs used in valuing the Fund’s investments and other financial instruments as of June 30, 2019 and, if applicable, Level 3 rollforwards for the six months then ended is included in the Fund’s Schedule of Investments.

Changes in valuation techniques may result in transfers into or out of an assigned level within the three-tier hierarchy. All transfers between different levels within the three-tier hierarchy are deemed to have occurred as of the beginning of the reporting period. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

3.	MANAGEMENT FEE AND OTHER TRANSACTIONS WITH AFFILIATES

Management Fee

The Fund has a management agreement with Lord Abbett, pursuant to which Lord Abbett supplies the Fund with investment management services and executive and other personnel, provides office space and pays for ordinary and necessary office and clerical expenses relating to research and statistical work and supervision of the Fund’s investment portfolio.

The management fee is based on the Fund’s average daily net assets at the following annual rate:

First $500 million	.50%
Next $9.5 billion	.45%
Over $10 billion	.40%

For the six months ended June 30, 2019, the effective management fee was at an annualized rate of .44% of the Fund’s average daily net assets.

In addition, Lord Abbett provides certain administrative services to the Fund pursuant to an Administrative Services Agreement in return for a fee at an annual rate of .04% of the Fund’s average daily net assets.

12b-1 Distribution Plan

The Fund has adopted a distribution plan with respect to Class A, C, F, P, R2, R3 and R4 shares pursuant to Rule 12b-1 under the Act, which provides for the payment of ongoing distribution and service fees to Lord Abbett Distributor LLC (the “Distributor”), an affiliate of Lord Abbett. The following annual rates have been authorized by the Board pursuant to the plan:

Fees*	Class A	Class C(1)	Class F(2)	Class P	Class R2	Class R3	Class R4
Service	.15%	.25%	–	.25%	.25%	.25%	.25%
Distribution	.05%	.75%	.10%	.20%	.35%	.25%	–

*	The Fund may designate a portion of the aggregate fee as attributable to service activities for purposes of calculating Financial Industry Regulatory Authority, Inc. (“FINRA”) sales charge limitations.
(1)	The Rule 12b-1 fee the Fund pays on Class C shares is a blended rate based on 1.00% of the Fund’s average daily net assets attributable to Class C shares held for less than one year and .80% (.25% service, .55% distribution) of the Fund’s average daily net assets attributable to Class C shares held for one year or more. All Class C shareholders of the Fund will bear Rule 12b-1 fees at the same rate.
(2)	The Class F share Rule 12b-1 fee may be designated as a service fee in limited circumstances as described in the Fund’s prospectus.

Class F3, I, R5 and R6 shares do not have a distribution plan.

Notes to Financial Statements (unaudited)(continued)

Commissions

Distributor received the following commissions on sales of shares of the Fund, after concessions were paid to authorized dealers, for the six months ended June 30, 2019:

Distributor	Dealers’
Commissions	Concessions
$274,122	$1,789,150

Distributor received CDSCs of $29,429 and $45,047 for Class A and Class C shares, respectively, for the six months ended June 30, 2019.

One Director and certain of the Fund’s officers have an interest in Lord Abbett.

4.	DISTRIBUTIONS AND CAPITAL LOSS CARRYFORWARDS

Dividends from net investment income, if any, are declared daily and paid monthly. Taxable net realized gains from investment transactions, reduced by allowable capital loss carryforwards, if any, are declared and distributed to shareholders at least annually. The capital loss carryforward amount, if any, is available to offset future net capital gains. Dividends and distributions to shareholders are recorded on the ex-dividend date. The amounts of dividends and distributions from net investment income and net realized capital gains are determined in accordance with federal income tax regulations, which may differ from U.S. GAAP. These book/tax differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the components of net assets based on their federal tax basis treatment; temporary differences do not require reclassification. Dividends and distributions, which exceed earnings and profits for tax purposes, are reported as a tax return of capital.

The tax character of distributions paid during the six months ended June 30, 2019 and fiscal year ended December 31, 2018 were as follows:

	Six Months Ended 6/30/2019 (unaudited)	Year Ended 12/31/2018
Distributions paid from:
Ordinary income	$286,185,255	$649,203,158
Net long-term capital gains	–	138,554,337
Total distributions paid	$286,185,255	$787,757,495

As of June 30, 2019, the aggregate unrealized security gains and losses on investments and other financial instruments based on cost for U.S. federal income tax purposes were as follows:

Tax cost	$14,410,873,820
Gross unrealized gain	764,886,357
Gross unrealized loss	(217,027,080)
Net unrealized security gain	$547,859,277

The difference between book-basis and tax-basis unrealized gains (losses) is attributable to the tax treatment of certain securities, other financial instruments, amortization of premium and wash sales.

Notes to Financial Statements (unaudited)(continued)

5.	PORTFOLIO SECURITIES TRANSACTIONS

Purchases and sales of investment securities (excluding short-term investments) for the six months ended June 30, 2019 were as follows:

U.S Government Purchases*	Non-U.S Government Purchases	U.S Government Sales*	Non-U.S. Government Sales
$9,334,357,712	$5,122,324,904	$9,188,393,687	$4,795,046,773

*	Includes U.S. Government sponsored enterprises securities.

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Lord Abbett funds or client accounts pursuant to procedures approved by the Board in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at a fair market price in compliance with provisions of the Rule. For the six months ended June 30, 2019, the Fund engaged in cross-trades purchases of $937,806 and sales of $9,245,905 which resulted in net realized losses of $(217,139).

6.	DISCLOSURES ABOUT DERIVATIVE INSTRUMENTS AND HEDGING ACTIVITIES

The Fund entered into forward foreign currency exchange contracts for the six months ended June 30, 2019 (as described in note 2(g)). A forward foreign currency exchange contract reduces the Fund’s exposure to changes in the value of the currency it will deliver (or settle in cash) and increases its exposure to changes in the value of the currency it will receive (or settle in cash) for the duration of the contract. The Fund’s use of forward foreign currency exchange contracts involves the risk that Lord Abbett will not accurately predict currency movements, and the Fund’s returns could be reduced as a result. Forward foreign currency exchange contracts are subject to the risk that those currencies will decline in value relative to the U.S. dollar, or, in the case of hedged positions, that the U.S. dollar will decline relative to the currency being hedged. Currency rates in foreign countries may fluctuate significantly over short periods of time. The Fund’s risk of loss from counterparty credit risk is the unrealized appreciation on forward foreign currency exchange contracts.

The Fund entered into U.S. Treasury futures contracts for the six months ended June 30, 2019 (as described in note 2(h)) to economically hedge against changes in interest rates. The Fund bears the risk of interest rates moving unexpectedly, in which case the Fund may not achieve the anticipated benefits of the futures contracts and realize a loss. There is minimal counterparty credit risk to the Fund since futures are exchange traded and the exchange’s clearinghouse, as counterparty to all exchange traded futures, guarantees futures against default.

The Fund entered into credit default swaps for the six months ended June 30, 2019 (as described in note 2(i)) to economically hedge credit risk. Credit default swaps involve the exchange of a fixed rate premium for protection against the loss in value of an underlying security within the index in the event of a defined credit event, such as payment default or bankruptcy. Under a credit default swap one party acts as a guarantor by receiving the fixed periodic payment in exchange for the commitment to purchase the underlying security at par if the defined credit event occurs. The Fund’s maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. For the centrally cleared credit default swaps, there is minimal counterparty credit risk to the Fund since these credit default swaps are traded through a central clearinghouse. As a counterparty to all centrally cleared credit default swaps, the clearinghouse guarantees credit default swaps against default.

Notes to Financial Statements (unaudited)(continued)

The Fund entered into total return swaps on indexes for the six months ended June 30, 2019 (as described in note 2(k)) to hedge credit risk. The Fund may enter into total return swap agreements to obtain exposure to a security or market without owning such security or investing directly in that market. The Fund may agree to make payments that are the equivalent of interest in exchange for the right to receive payments equivalent to any appreciation in the value of an underlying security, index or other asset, as well as receive payments equivalent to any distributions made on that asset, over the term of the swap. If the value of the asset underlying a total return swap declines over the term of the swap, the Fund also may be required to pay an amount equal to that decline in value to their counterparty.

As of June 30, 2019, the Fund had the following derivatives at fair value, grouped into appropriate risk categories that illustrate the Fund’s use of derivative instruments:

Asset Derivatives	Interest Rate Contracts	Foreign Currency Contracts	Credit Contracts
Forward Foreign Currency Exchange Contracts(1)	–	$215,095	–
Futures Contracts(2)	$47,378,817	–	–
Liability Derivatives
Centrally Cleared Credit Default Swap Contracts(3)	–	–	$7,359,211
Credit Default Swap Contracts(4)	–	–	$18,454,594
Forward Foreign Currency Exchange Contracts(5)	–	$2,769,698	–
Futures Contracts(2)	$45,082,239	–	–

(1)	Statement of Assets and Liabilities location: Unrealized appreciation on forward foreign currency exchange contracts.
(2)	Statement of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of futures contracts as reported in the Schedule of Investments. Only the current day’s variation margin is reported within the Statement of Assets and Liabilities.
(3)	Statement of Assets and Liabilities location: Includes cumulative unrealized appreciation/depreciation of centrally cleared swap contracts as reported in the Schedule of Investments. Only current day’s variation margin is reported within the Statement of Assets and Liabilities.
(4)	Statement of Assets and Liabilities location: Credit default swap agreements payable, at fair value.
(5)	Statement of Assets and Liabilities location: Unrealized depreciation on forward foreign currency exchange contracts.

Notes to Financial Statements (unaudited)(continued)

Transactions in derivative instruments for the six months ended June 30, 2019, were as follows:

	Interest Rate Contracts	Foreign Currency Contracts	Equity Contracts	Credit Contracts
Net Realized Gain (Loss)
Credit Default Swap Contracts(1)	–	–	–	$(3,209,023)
Total Return Swap Contracts(1)	–	–	$(873,043)	–
Forward Foreign Currency Exchange Contracts(2)	–	$5,900,430	–	–
Futures Contracts(3)	$(84,358,235)	–	–	–
Net Change in Unrealized Appreciation/Depreciation
Credit Default Swap Contracts(4)	–	–	–	$22,275,336
Total Return Swap Contracts(4)	–	–	$(981,808)	–
Forward Foreign Currency Exchange Contracts(5)	–	$61,293	–	–
Futures Contracts(6)	$33,074,861	–	–	–
Average Number of Contracts/Notional Amounts*
Credit Default Swap Contracts(7)	–	–	–	$1,510,962,456
Total Return Swap Contracts(7)	–	–	$3,977,651	–
Forward Foreign Currency Exchange Contracts(7)	–	$343,424,873	–	–
Futures Contracts(8)	42,159	–	–	–

*	Calculated based on the number of contracts or notional amounts for the six months ended June 30, 2019.
(1)	Statement of Operations location: Net realized loss on swap contracts.
(2)	Statement of Operations location: Net realized gain on foreign currency exchange contracts.
(3)	Statement of Operations location: Net realized loss on futures contracts.
(4)	Statement of Operations location: Net change in unrealized appreciation/depreciation on swap contracts.
(5)	Statement of Operations location: Net change in unrealized appreciation/depreciation on foreign currency exchange contracts.
(6)	Statement of Operations location: Net change in unrealized appreciation/depreciation on futures contracts.
(7)	Amount represents notional amounts in U.S. dollars.
(8)	Amount represents number of contracts.

7.	DISCLOSURES ABOUT OFFSETTING ASSETS AND LIABILITIES

The Financial Accounting Standards Board (“FASB”) requires disclosures intended to help better assess the effect or potential effect of offsetting arrangements on a fund’s financial position. The following tables illustrate gross and net information about recognized assets and liabilities eligible for offset in the Statement of Assets and Liabilities; and disclose such amounts subject to an enforceable master netting agreement or similar agreement, by counterparty. A master netting agreement is an agreement between the Fund and a counterparty which provides for the net settlement of amounts owed under all contracts traded under that agreement, as well as cash collateral, through a single payment by one party to the other in the event of default on or termination of any one contract. The Fund’s accounting policy with respect to balance sheet offsetting is that, absent an event of default by the counterparty or a termination of the agreement, the master netting agreement does not result in an offset of reported amounts of financial assets and liabilities in the Statement of Assets and Liabilities across transactions between the Fund and the applicable counterparty:

Notes to Financial Statements (unaudited)(continued)

Description	Gross Amounts of Recognized Assets	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Assets Presented in the Statement of Assets and Liabilities
Forward Foreign Currency Exchange Contracts	$215,095	$–	$215,095
Repurchase Agreements	64,168,620	–	64,168,620
Total	$64,383,715	$–	$64,383,715

	Net Amounts of Assets Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Received(a)	Securities Collateral Received(a)	Net Amount(b)
Fixed Income Clearing Corp.	$58,168,620	$–	$–	$(58,168,620)	$–
J.P. Morgan Chase	6,070,078	(656,493)	–	(5,413,585)	–
State Street Bank and Trust	145,017	(145,017)	–	–	–
Total	$64,383,715	$(801,510)	$–	$(63,582,205)	$–

Description	Gross Amounts of Recognized Liabilities	Gross Amounts Offset in the Statement of Assets and Liabilities	Net Amounts of Liabilities Presented in the Statement of Assets and Liabilities
Credit Default Swap Contracts	$18,454,594	$–	$18,454,594
Forward Foreign Currency Exchange Contracts	2,769,698	–	2,769,698
Total	$21,224,292	$–	$21,224,292

	Net Amounts of Liabilities Presented in	Amounts Not Offset in the Statement of Assets and Liabilities
Counterparty	the Statement of Assets and Liabilities	Financial Instruments	Cash Collateral Pledged(a)	Securities Collateral Pledged(a)	Net Amount(c)
Bank of America	$2,368,775	$–	$(2,368,775)	$–	$–
Barclays Bank plc	121,157	–	(121,157)	–	–
Credit Suisse	2,370,753	–	(2,370,753)	–	–
Deutsche Bank	1,907,182	–	(1,907,182)	–	–
Goldman Sachs	1,679,798	–	(1,679,798)	–	–
J.P. Morgan Chase	656,493	(656,493)	–	–	–
Morgan Stanley	11,840,368	–	(11,840,368)	–	–
State Street Bank and Trust	152,282	(145,017)	(7,265)	–	–
Toronto Dominion Bank	127,484	–	–	–	127,484
Total	$21,224,292	$(801,510)	$(20,295,298)	$–	$127,484

(a)	Collateral disclosed is limited to an amount not to exceed 100% of the net amount of assets (liabilities) presented in the Statement of Assets and Liabilities, for each respective counterparty.
(b)	Net amount represents the amount owed to the Fund by the counterparty as of June 30, 2019.
(c)	Net amount represents the amount owed by the Fund to the counterparty as of June 30, 2019.

Notes to Financial Statements (unaudited)(continued)

8.	DIRECTORS’ REMUNERATION

The Fund’s officers and one Director, who are associated with Lord Abbett, do not receive any compensation from the Fund for serving in such capacities. Independent Directors’ fees are allocated among all Lord Abbett-sponsored funds based on the net assets of each fund. There is an equity-based plan available to all Independent Directors under which Independent Directors must defer receipt of a portion of, and may elect to defer receipt of an additional portion of Directors’ fees. The deferred amounts are treated as though equivalent dollar amounts had been invested in the funds. Such amounts and earnings accrued thereon are included in Directors’ fees on the Statement of Operations and in Directors’ fees payable on the Statement of Assets and Liabilities and are not deductible for U.S. federal income tax purposes until such amounts are paid.

9.	EXPENSE REDUCTIONS

The Fund has entered into an arrangement with its transfer agent and custodian, whereby credits realized as a result of uninvested cash balances are used to reduce a portion of the Fund’s expenses.

10.	LINE OF CREDIT

For the six months ended June 30, 2019, the Fund and certain other funds managed by Lord Abbett (collectively, the “Participating Funds”) participated in a syndicated line of credit facility with various lenders for $1.1 billion (the “Prior Syndicated Facility”), whereas State Street Bank and Trust Company (“SSB”) participated as a lender and as agent for the lenders. Under the Prior Syndicated Facility, the Participating Funds were subject to graduated borrowing limits of one-third of Fund assets (if Fund assets are less than $750 million), $250 million, $300 million, $350 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

For the six months ended June 30, 2019, the Participating Funds also participated in an additional line of credit facility with SSB for $250 million (the “Prior Bilateral Facility,” and together with the Prior Syndicated Facility, the “Prior Facilities”). Under the Prior Bilateral Facility, each Participating Fund could borrow up to the lesser of $250 million or one-third of Fund assets.

For the six months ended June 30, 2019, the Fund did not utilize the Prior Facilities.

Effective August 8, 2019, the Participating Funds entered into an amended Syndicated Facility with various lenders for $1.17 billion (the “Current Syndicated Facility”), whereas SSB participates as a lender and as agent for the lenders. Under the Current Syndicated Facility, the Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if assets are less than $750 million), $250 million, $300 million, $500 million, or $1 billion, based on past borrowings and likelihood of future borrowings, among other factors.

Effective August 8, 2019, the Participating Funds also entered into an amended Bilateral Facility with SSB for $330 million ($250 million committed and $80 million uncommitted) (the “Current Bilateral Facility,” and together with the Current Syndicated Facility, the “Current Facilities”). Under the Current Bilateral Facility, the Participating Funds are subject to graduated borrowing limits of one-third of Fund assets (if assets are less than $750 million), $250 million, $300 million, or $330 million, based on past borrowings and likelihood of future borrowings, among other factors. The Current Facilities are to be used for temporary or emergency purposes to satisfy redemption requests and manage liquidity.

Notes to Financial Statements (unaudited)(continued)

11.	INTERFUND LENDING PROGRAM

Pursuant to an exemptive order issued by the U.S. Securities and Exchange Commission (“SEC exemptive order”), certain registered open-end management investment companies managed by Lord Abbett, including the Fund, participate in a joint lending and borrowing program (the “Interfund Lending Program”). The SEC exemptive order allows the Fund to borrow money from and lend money to each other for temporary or emergency purposes subject to the limitations and conditions.

During the six months ended June 30, 2019, the Fund did not participate as a borrower or lender in the Interfund Lending Program.

12.	CUSTODIAN AND ACCOUNTING AGENT

SSB is the Fund’s custodian and accounting agent. SSB performs custodial, accounting and recordkeeping functions relating to portfolio transactions and calculating the Fund’s NAV.

13.	INVESTMENT RISKS

The Fund is subject to the general risks and considerations associated with investing in debt securities and to the changing prospects of individual companies and/or sectors in which the Fund invests. The value of an investment will change as interest rates fluctuate and in response to market movements. When interest rates rise, the prices of debt securities are likely to decline; when rates fall, such prices tend to rise. Longer-term debt securities are usually more sensitive to interest rate changes. There is also the risk that an issuer of a debt security will fail to make timely payments of principal or interest to the Fund, a risk that is greater with high-yield securities (sometimes called “lower-rated bonds” or “junk bonds”), in which the Fund may substantially invest. Some issuers, particularly of high-yield securities, may default as to principal and/or interest payments after the Fund purchases its securities. A default, or concerns in the market about an increase in risk of default, may result in losses to the Fund. High-yield securities are subject to greater price fluctuations, as well as additional risks. The market for below investment grade securities may be less liquid, which may make such securities more difficult to sell at an acceptable price, especially during periods of financial distress, increased market volatility, or significant market decline.

The Fund is subject to the risk of investing in securities issued or guaranteed by the U.S. Government or its agencies and instrumentalities (such as the Government National Mortgage Association (“Ginnie Mae”), the Federal National Mortgage Association (“Fannie Mae”), or the Federal Home Loan Mortgage Corporation (“Freddie Mac”)). Unlike Ginnie Mae securities, securities issued or guaranteed by U.S. Government-related organizations such as Fannie Mae and Freddie Mac are not backed by the full faith and credit of the U.S. Government and no assurance can be given that the U.S. Government would provide financial support to its agencies and instrumentalities if not required to do so by law. Consequently, the Fund may be required to look principally to the agency issuing or guaranteeing the obligation.

The mortgage-related and asset-backed securities in which the Fund may invest may be particularly sensitive to changes in prevailing interest rates, and economic conditions, including delinquencies and/or defaults. These changes can affect the value, income, and/or liquidity of such positions. When interest rates are declining, the value of these securities with prepayment features may not increase as much as other fixed income securities. Early principal repayment may deprive the Fund of income payments above current market rates. Alternatively, rising interest rates may cause prepayments to occur at a slower-than-expected rate, extending the duration of a security and typically reducing its value. The payment rate will thus affect the price and volatility of a mortgage-

Notes to Financial Statements (unaudited)(continued)

related security. In addition, the Fund may invest in non-agency asset backed and mortgage related securities, which are issued by private institutions, not by government-sponsored enterprises.

The Fund may invest up to 20% of its net assets in equity securities, the value of which fluctuates in response to movements in the equity securities markets in general, the changing prospects of individual companies in which the Fund invests, or an individual company’s financial condition.

The Fund may invest in convertible securities, which have both equity and fixed income risk characteristics, including market, credit, liquidity, and interest rate risks. Generally, convertible securities offer lower interest or dividend yields than non-convertible securities of similar quality and less potential for gains or capital appreciation in a rising equity securities market than equity securities. They tend to be more volatile than other fixed income securities and the market for convertible securities may be less liquid than the markets for stocks or bonds. A significant portion of convertible securities have below investment grade credit ratings and are subject to increased credit and liquidity risks.

Due to the Fund’s investment exposure to foreign companies and American Depositary Receipts, the Fund may experience increased market, industry and sector, liquidity, currency, political, information, and other risks. The securities of foreign companies also may be subject to inadequate exchange control regulations, the imposition of economic sanctions or other government restrictions, higher transaction and other costs, and delays in settlement to the extent they are traded on non-U.S. exchanges or markets.

The Fund is subject to the risks associated with derivatives, which may be different from and greater than the risks associated with directly investing in securities. Derivatives may be subject to risks such as liquidity risk, leveraging risk, interest rate risk, market risk, and credit risk. Illiquid securities may lower the Fund’s returns since the Fund may be unable to sell these securities at their desired time or price. Derivatives also may involve the risk of mispricing or improper valuation and the risk that changes in the value of the derivative may not correlate perfectly with the value of the underlying asset, rate or index. Whether the Fund’s use of derivatives is successful will depend on, among other things, the Fund’s ability to correctly forecast market movements and other factors. Losses may also arise from the failure of a derivative counterparty to meet its contractual obligations. If the Fund incorrectly forecasts these and other factors, the Fund’s performance could suffer. The Fund’s use of derivatives could result in a loss exceeding the amount of the Fund’s investment in these instruments.

The Fund may invest up to 15% of its net assets in floating rate or adjustable rate senior loans, including bridge loans, novations, assignments, and participations, which are subject to increased credit and liquidity risks. Senior loans are business loans made to borrowers that may be U.S. or foreign corporations, partnerships or other business entities. The senior loans in which the Fund invests may consist primarily of senior loans that are rated below investment grade or, if unrated, deemed by Lord Abbett to be equivalent to below investment grade securities. Below investment grade senior loans, as in the case of high-yield debt securities, or junk bonds, are usually more credit sensitive than interest rate sensitive, although the value of these instruments may be impacted by broader interest rate swings in the overall fixed income market. In addition, senior loans may be subject to structural subordination.

These factors can affect the Fund’s performance.

Notes to Financial Statements (unaudited)(continued)

14.	SUMMARY OF CAPITAL TRANSACTIONS

Transactions in shares of beneficial interest were as follows:

	Six Months Ended
	June 30, 2019		Year Ended
	(unaudited)		December 31, 2018
Class A Shares	Shares	Amount	Shares	Amount
Shares sold	55,690,399	$437,261,590	89,042,771	$715,517,851
Converted from Class B*	–	–	725,710	5,954,085
Converted from Class C**	14,069,068	110,685,894	42,540,947	341,584,436
Reinvestment of distributions	11,490,747	90,620,299	32,122,488	253,143,937
Shares reacquired	(54,916,816)	(429,433,305)	(139,461,180)	(1,109,191,945)
Increase	26,333,398	$209,134,478	24,970,736	$207,008,364

Class B Shares(a)
Shares sold	–	$–	350	$1,372
Reinvestment of distributions	–	–	3,780	31,162
Shares reacquired	–	–	(84,851)	(694,589)
Converted to Class A*	–	–	(723,417)	(5,954,085)
Decrease	–	$–	(804,138)	$(6,616,140)

Class C Shares
Shares sold	16,159,206	$127,377,784	31,268,208	$251,885,686
Reinvestment of distributions	2,722,586	21,520,034	9,385,524	74,297,016
Shares reacquired	(19,495,372)	(153,011,340)	(51,447,004)	(411,326,771)
Converted to Class A**	(14,029,753)	(110,685,894)	(42,435,232)	(341,584,436)
Decrease	(14,643,333)	$(114,799,416)	(53,228,504)	$(426,728,505)

Class F Shares
Shares sold	145,748,303	$1,141,043,368	253,719,826	$2,036,261,266
Reinvestment of distributions	9,387,410	73,898,120	25,443,252	200,126,782
Shares reacquired	(90,407,735)	(705,535,112)	(226,304,503)	(1,785,567,950)
Increase	64,727,978	$509,406,376	52,858,575	$450,820,098

Class F3 Shares
Shares sold	45,562,510	$356,201,841	94,593,905	$756,207,322
Reinvestment of distributions	5,002,829	39,287,006	11,496,201	89,940,220
Shares reacquired	(20,386,158)	(158,666,863)	(32,893,600)	(259,525,702)
Increase	30,179,181	$236,821,984	73,196,506	$586,621,840

Class I Shares
Shares sold	33,058,146	$257,683,387	54,051,383	$431,982,693
Reinvestment of distributions	2,661,925	20,872,709	7,780,452	61,042,373
Shares reacquired	(23,504,638)	(182,324,528)	(63,691,245)	(502,420,870)
Increase (decrease)	12,215,433	$96,231,568	(1,859,410)	$(9,395,804)

Class P Shares
Shares sold	142,214	$1,130,635	249,640	$2,045,598
Reinvestment of distributions	45,691	368,402	146,936	1,187,883
Shares reacquired	(254,780)	(2,036,874)	(1,948,530)	(16,225,112)
Decrease	(66,875)	$(537,837)	(1,551,954)	$(12,991,631)

Notes to Financial Statements (unaudited)(concluded)

	Six Months Ended
	June 30, 2019		Year Ended
		(unaudited)	December 31, 2018
Class R2 Shares	Shares	Amount	Shares	Amount
Shares sold	169,992	$1,335,220	365,702	$2,951,667
Reinvestment of distributions	10,089	79,627	30,106	237,641
Shares reacquired	(179,354)	(1,400,530)	(629,724)	(5,053,425)
Increase (decrease)	727	$14,317	(233,916)	$(1,864,117)

Class R3 Shares
Shares sold	2,347,055	$18,418,040	4,877,246	$39,068,672
Reinvestment of distributions	417,932	3,288,995	1,121,177	8,808,906
Shares reacquired	(1,612,713)	(12,584,687)	(3,945,159)	(31,669,016)
Increase	1,152,274	$9,122,348	2,053,264	$16,208,562

Class R4 Shares
Shares sold	1,573,496	$12,379,933	2,255,095	$18,064,121
Reinvestment of distributions	47,166	372,758	84,687	662,989
Shares reacquired	(321,277)	(2,524,024)	(837,046)	(6,630,028)
Increase	1,299,385	$10,228,667	1,502,736	$12,097,082

Class R5 Shares
Shares sold	681,925	$5,302,098	1,820,043	$14,564,194
Reinvestment of distributions	94,221	739,630	243,244	1,907,052
Shares reacquired	(496,835)	(3,861,730)	(1,324,437)	(10,494,608)
Increase	279,311	$2,179,998	738,850	$5,976,638

Class R6 Shares
Shares sold	4,598,943	$35,800,848	12,151,378	$97,535,616
Reinvestment of distributions	296,952	2,330,236	701,225	5,482,843
Shares reacquired	(4,624,703)	(36,187,014)	(5,638,275)	(44,812,345)
Increase	271,192	$1,944,070	7,214,328	$58,206,114

Class T Shares(b)
Shares sold	–	$–	–	$–
Reinvestment of distributions	–	–	27	220
Shares reacquired	–	–	(1,274)	(10,229)
Decrease	–	$–	(1,247)	$(10,009)

*	Automatic conversion of Class B shares occurred on the 25th day of the month (or, if the 25th day was not a business day, the next business day thereafter) following the eighth anniversary of the day on which the purchase order was accepted. Class B shares were closed on April 25, 2018.
**	Automatic conversion of Class C shares occurs on the 25th day of the month (or, if the 25th day is not a business day, the next business day thereafter) following the tenth anniversary of the day on which the purchase order was accepted.
(a)	Closed April 25, 2018.
(b)	Closed July 24, 2018.

Householding

The Fund has adopted a policy that allows it to send only one copy of the Fund’s prospectus, proxy material, annual report and semiannual report to certain shareholders residing at the same “household.” This reduces Fund expenses, which benefits you and other shareholders. If you need additional copies or do not want your mailings to be “householded,” please call Lord Abbett at 888-522-2388 or send a written request with your name, the name of your fund or funds and your account number or numbers to Lord Abbett Family of Funds, P.O. Box 219336, Kansas City, MO 64121.

Proxy Voting Policies, Procedures and Records

A description of the policies and procedures that Lord Abbett uses to vote proxies related to the Fund’s portfolio securities, and information on how Lord Abbett voted the Fund’s proxies during the 12-month period ended June 30 are available without charge, upon request, (i) by calling 888-522-2388; (ii) on Lord Abbett’s Website at www.lordabbett.com; and (iii) on the Securities and Exchange Commission’s (“SEC”) Website at www.sec.gov.

Shareholder Reports and Quarterly Portfolio Disclosure

The Fund is required to file its complete schedule of portfolio holdings with the SEC for its first and third fiscal quarters as an attachment to Form N-PORT. Previously, this information was filed on Form N-Q. Copies of the filings are available without charge, upon request on the SEC’s Website at www.sec.gov and may be available by calling Lord Abbett at 888-522-2388.

This report, when not used for the general information of shareholders of the Fund, is to be distributed only if preceded or accompanied by a current fund prospectus.

Lord Abbett mutual fund shares are distributed by LORD ABBETT DISTRIBUTOR LLC.	Lord Abbett Bond-Debenture Fund, Inc.	LABD-3 (08/19)

Item 2:	Code of Ethics.
Not applicable.

Item 3:	Audit Committee Financial Expert.
Not applicable.

Item 4:	Principal Accountant Fees and Services.
Not applicable.

Item 5:	Audit Committee of Listed Registrants.
Not applicable.

Item 6:	Investments.
Not applicable.

Item 7:	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.
Not applicable.

Item 8:	Portfolio Managers of Closed-End Management Investment Companies.
Not applicable.

Item 9:	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.
Not applicable.

Item 10:	Submission of Matters to a Vote of Security Holders.
Not applicable.

Item 11:	Controls and Procedures.

(a)	Based on their evaluation of the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) as of a date within 90 days prior to the filing date of this report, the Chief Executive Officer and Chief Financial Officer of the Registrant have concluded that such disclosure controls and procedures are reasonably designed and effective to ensure that material information relating to the Registrant, including its consolidated subsidiaries, is made known to them by others within those entities.

(b)	There were no changes in the Registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12:	Exhibits.

(a)(1)	Code of Ethics. Not applicable.

(a)(2)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2 under the Investment Company Act of 1940 is attached hereto as a part of EX-99.CERT.

(b)	Certification of each principal executive officer and principal financial officer of the Registrant as required by Section 906 of the Sarbanes-Oxley Act of 2002 is provided as a part of EX-99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

LORD ABBETT BOND-DEBENTURE FUND, INC.

By:	/s/Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: August 29, 2019

By:	/s/Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: August 29, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/Douglas B. Sieg
Douglas B. Sieg
President and Chief Executive Officer

Date: August 29, 2019

By:	/s/Bernard J. Grzelak
Bernard J. Grzelak
Chief Financial Officer and Vice President

Date: August 29, 2019